Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

July 31, 2019

ZAP-QTLY-0919
1.9881628.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Atn International, Inc.	415	$23,352
Bandwidth, Inc. (a)	637	47,457
Cincinnati Bell, Inc. (a)	1,847	7,056
Cogent Communications Group, Inc.	1,668	105,101
Consolidated Communications Holdings, Inc.	2,738	12,896
Frontier Communications Corp. (a)(b)	3,695	4,877
IDT Corp. Class B (a)	638	6,482
Intelsat SA (a)	2,692	60,947
Iridium Communications, Inc. (a)	4,007	101,938
Ooma, Inc. (a)	751	9,786
ORBCOMM, Inc. (a)	2,822	16,537
Pareteum Corp. (a)	4,060	14,210
PDVWireless, Inc. (a)	352	15,660
Vonage Holdings Corp. (a)	8,990	111,476
WideOpenWest, Inc. (a)	926	7,028
		544,803
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	1,975	23,364
Eros International PLC (a)	1,217	2,020
Gaia, Inc. Class A (a)	397	2,295
Glu Mobile, Inc. (a)	4,702	35,077
IMAX Corp. (a)	2,077	45,590
LiveXLive Media, Inc. (a)	1,001	2,953
Marcus Corp.	942	32,961
Reading International, Inc. Class A (a)	552	7,204
Rosetta Stone, Inc. (a)	866	19,883
		171,347
Interactive Media & Services - 0.5%
Care.com, Inc. (a)	807	8,845
CarGurus, Inc. Class A (a)	2,930	109,201
Cars.com, Inc. (a)	2,663	50,597
DHI Group, Inc. (a)	1,963	7,224
Eventbrite, Inc.	1,512	26,747
EverQuote, Inc. Class A (a)	321	4,773
Liberty TripAdvisor Holdings, Inc. (a)	2,955	34,130
MeetMe, Inc. (a)	2,785	9,580
QuinStreet, Inc. (a)	1,863	30,348
Travelzoo, Inc. (a)	228	2,868
TrueCar, Inc. (a)	4,337	22,032
Yelp, Inc. (a)	2,984	104,589
		410,934
Media - 1.0%
Cbdmd, Inc. (a)	371	1,614
Central European Media Enterprises Ltd. Class A (a)	3,309	15,552
Clear Channel Outdoor Holdings, Inc. (a)	1,527	4,627
comScore, Inc. (a)	1,818	5,999
Cumulus Media, Inc. (a)	535	8,084
Daily Journal Corp. (a)	39	9,676
E.W. Scripps Co. Class A	2,214	33,941
Emerald Expositions Events, Inc.	938	9,999
Entercom Communications Corp. Class A	4,666	26,503
Entravision Communication Corp. Class A	2,211	7,208
Fluent, Inc. (a)	1,643	8,544
Gannett Co., Inc.	4,310	44,178
Gray Television, Inc. (a)	3,608	64,042
Hemisphere Media Group, Inc. (a)	614	7,558
Lee Enterprises, Inc. (a)	2,000	4,340
Liberty Latin America Ltd.:
Class A (a)	1,849	30,305
Class C (a)	4,481	73,488
Liberty Media Corp.:
Liberty Braves Class A (a)	507	14,652
Liberty Braves Class C (a)	1,330	38,264
Loral Space & Communications Ltd. (a)	473	17,402
Marchex, Inc. Class B (a)	1,345	5,851
MDC Partners, Inc. Class A (a)	2,318	5,795
Meredith Corp.	1,595	87,502
MSG Network, Inc. Class A (a)	2,293	43,544
National CineMedia, Inc.	2,339	16,654
New Media Investment Group, Inc.	2,262	24,362
Saga Communications, Inc. Class A	130	4,059
Scholastic Corp.	1,200	41,004
TechTarget, Inc. (a)	959	22,076
Tegna, Inc.	8,660	131,545
Tribune Publishing Co.	717	5,930
		814,298
Wireless Telecommunication Services - 0.2%
Airgain, Inc. (a)	358	4,647
Boingo Wireless, Inc. (a)	1,738	26,105
Gogo, Inc. (a)	2,129	8,921
Shenandoah Telecommunications Co.	1,921	75,611
Spok Holdings, Inc.	694	9,015
		124,299

TOTAL COMMUNICATION SERVICES		2,065,681

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.1%
Adient PLC	3,486	82,793
American Axle & Manufacturing Holdings, Inc. (a)	4,358	52,601
Cooper Tire & Rubber Co.	1,945	52,359
Cooper-Standard Holding, Inc. (a)	709	35,081
Dana, Inc.	5,671	94,762
Dorman Products, Inc. (a)	1,060	76,193
Fox Factory Holding Corp. (a)	1,488	119,159
Gentherm, Inc. (a)	1,302	53,265
LCI Industries	961	88,056
Modine Manufacturing Co. (a)	1,864	25,574
Motorcar Parts of America, Inc. (a)	702	12,552
Standard Motor Products, Inc.	821	37,774
Stoneridge, Inc. (a)	1,083	35,273
Tenneco, Inc.	1,894	17,122
Tower International, Inc.	786	24,209
Visteon Corp. (a)	1,130	74,444
		881,217
Automobiles - 0.1%
REV Group, Inc.	1,023	14,905
Winnebago Industries, Inc.	1,216	49,005
		63,910
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,811	67,786
Weyco Group, Inc.	210	5,779
		73,565
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	2,216	104,972
American Public Education, Inc. (a)	607	20,043
Career Education Corp. (a)	2,683	50,870
Carriage Services, Inc.	649	12,409
Chegg, Inc. (a)	4,553	204,521
Collectors Universe, Inc.	310	7,350
Houghton Mifflin Harcourt Co. (a)	4,328	25,319
K12, Inc. (a)	1,497	44,685
Laureate Education, Inc. Class A (a)	3,663	60,037
Regis Corp. (a)	1,074	19,654
Sotheby's Class A (Ltd. vtg.) (a)	1,266	75,593
Strategic Education, Inc.	847	150,758
Weight Watchers International, Inc. (a)	1,822	39,446
		815,657
Hotels, Restaurants & Leisure - 2.7%
BFC Financial Corp. Class A	2,458	10,594
Biglari Holdings, Inc. (a)	35	3,178
BJ's Restaurants, Inc.	828	32,872
Bloomin' Brands, Inc.	3,559	60,610
Bluegreen Vacations Corp.	255	2,629
Boyd Gaming Corp.	3,203	84,847
Brinker International, Inc.	1,444	57,543
Carrols Restaurant Group, Inc. (a)	1,540	14,353
Century Casinos, Inc. (a)	1,049	10,354
Churchill Downs, Inc.	1,384	165,596
Chuy's Holdings, Inc. (a)	629	14,876
Cracker Barrel Old Country Store, Inc. (b)	757	131,498
Dave & Buster's Entertainment, Inc.	1,430	58,130
Del Frisco's Restaurant Group, Inc. (a)	1,292	10,284
Del Taco Restaurants, Inc. (a)	1,206	14,617
Denny's Corp. (a)	2,285	51,618
Dine Brands Global, Inc.	671	55,082
Drive Shack, Inc. (a)	2,289	11,949
El Pollo Loco Holdings, Inc. (a)	834	8,207
Eldorado Resorts, Inc. (a)(b)	2,613	117,899
Empire Resorts, Inc. (a)	126	1,231
Everi Holdings, Inc. (a)	2,718	32,643
Fiesta Restaurant Group, Inc. (a)	892	8,519
Golden Entertainment, Inc. (a)	679	9,520
Habit Restaurants, Inc. Class A (a)	807	8,070
Inspired Entertainment, Inc. (a)	337	2,689
International Speedway Corp. Class A	902	40,662
J. Alexanders Holdings, Inc. (a)	448	4,825
Jack in the Box, Inc.	1,027	73,769
Lindblad Expeditions Holdings (a)	995	18,736
Marriott Vacations Worldwide Corp.	1,751	179,005
Monarch Casino & Resort, Inc. (a)	422	19,864
Nathan's Famous, Inc.	106	7,485
Noodles & Co. (a)	1,073	7,951
Papa John's International, Inc.	871	38,690
Penn National Gaming, Inc. (a)	4,407	86,025
PlayAGS, Inc. (a)	995	18,666
Potbelly Corp. (a)	765	3,182
RCI Hospitality Holdings, Inc.	364	6,170
Red Lion Hotels Corp. (a)	886	6,016
Red Robin Gourmet Burgers, Inc. (a)	491	16,213
Red Rock Resorts, Inc.	2,748	57,268
Ruth's Hospitality Group, Inc.	1,192	26,546
Scientific Games Corp. Class A (a)(b)	2,152	44,008
SeaWorld Entertainment, Inc. (a)	2,024	61,874
Shake Shack, Inc. Class A (a)	1,121	83,694
Speedway Motorsports, Inc.	449	8,890
Texas Roadhouse, Inc. Class A	2,674	147,685
The Cheesecake Factory, Inc. (b)	1,680	72,374
Wingstop, Inc.	1,170	111,840
YETI Holdings, Inc.	1,225	42,581
		2,163,427
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	351	4,486
Beazer Homes U.S.A., Inc. (a)	1,157	13,560
Cavco Industries, Inc. (a)	341	60,476
Century Communities, Inc. (a)	1,003	27,653
Ethan Allen Interiors, Inc.	896	18,440
Flexsteel Industries, Inc.	253	4,648
GoPro, Inc. Class A (a)	5,065	26,794
Green Brick Partners, Inc. (a)	1,073	10,097
Hamilton Beach Brands Holding Co. Class A	275	4,513
Helen of Troy Ltd. (a)	998	147,983
Hooker Furniture Corp.	447	9,320
Installed Building Products, Inc. (a)	892	47,526
iRobot Corp. (a)(b)	1,094	79,971
KB Home	3,368	88,477
La-Z-Boy, Inc.	1,746	57,601
LGI Homes, Inc. (a)	780	54,826
Lifetime Brands, Inc.	405	3,576
Lovesac (a)	231	4,953
M.D.C. Holdings, Inc.	2,008	72,569
M/I Homes, Inc. (a)	1,163	41,135
Meritage Homes Corp. (a)	1,429	89,755
Purple Innovation, Inc. (a)	141	932
Skyline Champion Corp. (a)	1,949	55,547
Sonos, Inc.	2,848	30,901
Taylor Morrison Home Corp. (a)	4,274	96,250
TopBuild Corp. (a)	1,341	108,795
TRI Pointe Homes, Inc. (a)	5,537	75,802
Tupperware Brands Corp.	1,912	29,273
Universal Electronics, Inc. (a)	517	22,138
William Lyon Homes, Inc. (a)	1,226	24,079
Zagg, Inc. (a)	1,085	7,194
		1,319,270
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	943	18,464
Duluth Holdings, Inc. (a)	376	4,568
Groupon, Inc. (a)	18,167	57,226
Lands' End, Inc. (a)	369	4,022
Leaf Group Ltd. (a)	599	3,654
Liquidity Services, Inc. (a)	1,098	7,159
Overstock.com, Inc. (a)(b)	1,126	25,358
PetMed Express, Inc. (b)	759	13,184
Quotient Technology, Inc. (a)	3,219	33,864
Shutterfly, Inc. (a)	1,372	69,547
Shutterstock, Inc.	758	29,084
Stamps.com, Inc. (a)	655	31,276
Stitch Fix, Inc. (a)	1,705	44,466
The Rubicon Project, Inc. (a)	1,835	13,964
Waitr Holdings, Inc. (a)	1,974	9,061
		364,897
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,486	37,982
American Outdoor Brands Corp. (a)	2,033	19,598
Callaway Golf Co.	3,712	68,078
Clarus Corp.	901	12,947
Escalade, Inc.	367	4,232
Johnson Outdoors, Inc. Class A	185	12,578
Malibu Boats, Inc. Class A (a)	783	23,592
Marine Products Corp.	254	4,079
MCBC Holdings, Inc. (a)	696	11,554
OneSpaWorld Holdings Ltd. (a)	1,832	28,689
Sturm, Ruger & Co., Inc.	677	38,251
Vista Outdoor, Inc. (a)	2,174	15,653
		277,233
Multiline Retail - 0.1%
Big Lots, Inc.	1,556	39,834
Dillard's, Inc. Class A	421	30,640
JC Penney Corp., Inc. (a)	12,120	9,641
		80,115
Specialty Retail - 2.4%
Aaron's, Inc. Class A	2,674	168,596
Abercrombie & Fitch Co. Class A	2,599	49,199
America's Car Mart, Inc. (a)	238	21,458
American Eagle Outfitters, Inc.	6,430	113,747
Armstrong Flooring, Inc. (a)	839	7,014
Asbury Automotive Group, Inc. (a)	795	73,204
Ascena Retail Group, Inc. (a)	6,649	2,953
At Home Group, Inc. (a)	1,788	10,710
Barnes & Noble Education, Inc. (a)	1,490	5,215
Barnes & Noble, Inc.	2,193	14,298
Bed Bath & Beyond, Inc. (b)	5,012	48,667
Boot Barn Holdings, Inc. (a)	1,112	34,794
Caleres, Inc.	1,699	31,907
Camping World Holdings, Inc.	1,245	14,604
Chico's FAS, Inc.	4,535	14,467
Citi Trends, Inc.	452	6,938
Conn's, Inc. (a)	769	15,995
DSW, Inc. Class A	2,572	47,273
Express, Inc. (a)	2,575	6,360
GameStop Corp. Class A	3,814	15,332
Genesco, Inc. (a)	736	28,984
GNC Holdings, Inc. Class A (a)(b)	3,151	6,554
Group 1 Automotive, Inc.	697	58,520
Guess?, Inc.	2,321	39,109
Haverty Furniture Companies, Inc.	716	12,967
Hibbett Sports, Inc. (a)	814	14,978
Hudson Ltd. (a)	1,494	19,093
Lithia Motors, Inc. Class A (sub. vtg.)	873	115,131
Lumber Liquidators Holdings, Inc. (a)(b)	1,050	9,209
MarineMax, Inc. (a)	1,034	15,965
Michaels Companies, Inc. (a)	3,607	24,780
Monro, Inc.	1,302	109,641
Murphy U.S.A., Inc. (a)	1,215	107,357
National Vision Holdings, Inc. (a)	2,711	85,640
Office Depot, Inc.	21,247	43,344
Party City Holdco, Inc. (a)	2,005	12,792
Rent-A-Center, Inc. (a)	1,891	51,114
RH (a)	726	101,204
RTW Retailwinds, Inc. (a)	1,023	2,230
Sally Beauty Holdings, Inc. (a)	4,746	65,210
Shoe Carnival, Inc.	358	9,086
Signet Jewelers Ltd.	2,106	38,203
Sleep Number Corp. (a)	1,164	57,234
Sonic Automotive, Inc. Class A (sub. vtg.)	1,006	27,735
Sportsman's Warehouse Holdings, Inc. (a)	1,560	7,004
Tailored Brands, Inc. (b)	1,897	9,238
The Buckle, Inc.	1,109	22,568
The Cato Corp. Class A (sub. vtg.)	825	11,855
The Children's Place Retail Stores, Inc. (b)	604	58,993
The Container Store Group, Inc. (a)	539	3,293
Tile Shop Holdings, Inc.	1,506	3,901
Tilly's, Inc.	838	6,863
Winmark Corp.	93	15,718
Zumiez, Inc. (a)	752	18,627
		1,916,871
Textiles, Apparel & Luxury Goods - 0.9%
Centric Brands, Inc. (a)	631	1,704
Crocs, Inc. (a)	2,486	56,805
Culp, Inc.	385	6,918
Deckers Outdoor Corp. (a)	1,148	179,409
Delta Apparel, Inc. (a)	238	4,532
Fossil Group, Inc. (a)(b)	1,996	22,036
G-III Apparel Group Ltd. (a)	1,772	50,786
J.Jill, Inc.	544	1,164
Kontoor Brands, Inc.	1,719	50,418
Movado Group, Inc.	714	18,800
Oxford Industries, Inc.	671	49,110
Rocky Brands, Inc.	270	8,510
Steven Madden Ltd.	3,392	117,058
Superior Group of Companies, Inc.	398	6,774
Unifi, Inc. (a)	555	10,384
Vera Bradley, Inc. (a)	769	9,036
Vince Holding Corp. (a)	118	1,657
Wolverine World Wide, Inc.	3,395	92,174
		687,275

TOTAL CONSUMER DISCRETIONARY		8,643,437

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	330	129,466
Celsius Holdings, Inc. (a)	1,052	5,249
Coca-Cola Bottling Co. Consolidated	185	54,303
Craft Brew Alliance, Inc. (a)	444	6,975
MGP Ingredients, Inc.	527	26,345
National Beverage Corp.	452	19,676
New Age Beverages Corp. (a)	2,732	10,218
Primo Water Corp. (a)	1,487	21,963
		274,195
Food & Staples Retailing - 0.6%
Andersons, Inc.	1,353	36,328
BJ's Wholesale Club Holdings, Inc. (a)	4,507	106,185
Chefs' Warehouse Holdings (a)	971	35,412
Ingles Markets, Inc. Class A	584	18,384
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	312	2,861
Performance Food Group Co. (a)	4,041	177,198
PriceSmart, Inc.	899	54,839
Rite Aid Corp. (a)	2,072	14,442
SpartanNash Co.	1,380	16,312
United Natural Foods, Inc. (a)	1,945	19,178
Village Super Market, Inc. Class A	311	7,784
Weis Markets, Inc.	354	12,903
		501,826
Food Products - 1.2%
Alico, Inc.	143	4,562
B&G Foods, Inc. Class A (b)	2,497	45,645
Bridgford Foods Corp. (a)	75	2,675
Cal-Maine Foods, Inc.	1,217	48,400
Calavo Growers, Inc.	653	57,751
Darling International, Inc. (a)	6,464	131,413
Dean Foods Co.	3,591	5,207
Farmer Brothers Co. (a)	408	6,626
Fresh Del Monte Produce, Inc.	1,220	37,003
Freshpet, Inc. (a)	1,253	56,573
Hostess Brands, Inc. Class A (a)	4,011	56,635
J&J Snack Foods Corp.	591	109,831
John B. Sanfilippo & Son, Inc.	353	30,679
Lancaster Colony Corp.	738	114,995
Landec Corp. (a)	956	10,679
Limoneira Co.	585	11,577
nLIGHT, Inc. (a)	1,368	22,490
Sanderson Farms, Inc.	795	104,161
Seneca Foods Corp. Class A (a)	244	7,706
The Simply Good Foods Co. (a)	2,840	77,333
Tootsie Roll Industries, Inc.	634	23,686
		965,627
Household Products - 0.2%
Central Garden & Pet Co. (a)	500	15,190
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,558	42,923
Funko, Inc. (a)(b)	646	16,156
Oil-Dri Corp. of America	203	7,192
WD-40 Co.	539	97,861
		179,322
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	2,091	63,629
elf Beauty, Inc. (a)	985	16,341
Inter Parfums, Inc.	683	47,318
LifeVantage Corp. (a)	534	6,194
MediFast, Inc.	440	49,126
Nature's Sunshine Products, Inc. (a)	285	2,574
Revlon, Inc. (a)	279	5,558
USANA Health Sciences, Inc. (a)	543	36,951
Youngevity International, Inc. (a)	315	1,477
		229,168
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	5,267	8,375
Pyxus International, Inc. (a)	354	5,052
Turning Point Brands, Inc.	315	11,696
Universal Corp.	948	56,406
Vector Group Ltd.	4,146	47,886
		129,415

TOTAL CONSUMER STAPLES		2,279,553

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
Archrock, Inc.	5,543	60,862
C&J Energy Services, Inc. (a)	2,471	27,033
Diamond Offshore Drilling, Inc. (a)(b)	2,466	22,293
Dmc Global, Inc.	600	31,344
Dril-Quip, Inc. (a)	1,485	78,141
Era Group, Inc. (a)	705	7,276
Exterran Corp. (a)	1,172	15,998
Forum Energy Technologies, Inc. (a)	3,165	8,292
Frank's International NV (a)	4,001	22,806
FTS International, Inc. (a)	1,278	5,074
Geospace Technologies Corp. (a)	500	7,805
Helix Energy Solutions Group, Inc. (a)	5,765	50,501
Independence Contract Drilling, Inc. (a)	1,659	2,190
KLX Energy Services Holdings, Inc. (a)	783	12,309
Liberty Oilfield Services, Inc. Class A	1,683	23,814
Mammoth Energy Services, Inc.	426	2,760
Matrix Service Co. (a)	1,004	18,443
McDermott International, Inc. (a)(b)	7,269	46,667
Nabors Industries Ltd.	14,462	42,808
Natural Gas Services Group, Inc. (a)	491	7,876
NCS Multistage Holdings, Inc. (a)	359	1,152
Newpark Resources, Inc. (a)	3,346	25,530
Noble Corp. (a)	9,313	20,768
Oceaneering International, Inc. (a)	3,871	59,807
Oil States International, Inc. (a)	2,251	33,585
Pacific Drilling SA (a)	1,120	10,528
Parker Drilling Co. (a)	349	6,003
RigNet, Inc. (a)	592	5,168
RPC, Inc.	2,155	13,318
SEACOR Holdings, Inc. (a)	821	39,112
SEACOR Marine Holdings, Inc. (a)	717	10,095
Seadrill Ltd.	2,196	9,004
Smart Sand, Inc. (a)	721	1,694
Solaris Oilfield Infrastructure, Inc. Class A	1,168	16,714
Superior Energy Services, Inc. (a)	5,545	5,030
TETRA Technologies, Inc. (a)	4,245	6,622
Tidewater, Inc. (a)	1,416	32,554
U.S. Silica Holdings, Inc.	3,112	43,132
U.S. Well Services, Inc. (a)	745	2,310
		836,418
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	5,568	4,846
Altus Midstream Co. (a)	1,875	6,019
Arch Coal, Inc.	655	58,400
Ardmore Shipping Corp. (a)	1,274	9,351
Berry Petroleum Corp.	2,384	23,363
Bonanza Creek Energy, Inc. (a)	728	15,870
Brigham Minerals, Inc. Class A	600	12,870
California Resources Corp. (a)	1,915	29,319
Callon Petroleum Co. (a)(b)	9,081	44,679
Carrizo Oil & Gas, Inc. (a)	3,519	33,536
Chaparral Energy, Inc. Class A (a)	1,168	4,146
Clean Energy Fuels Corp. (a)	5,215	13,924
CNX Resources Corp. (a)	7,688	63,195
Comstock Resources, Inc. (a)(b)	567	3,873
CONSOL Energy, Inc. (a)	1,031	22,156
Contura Energy, Inc. (a)	791	28,342
CVR Energy, Inc.	1,145	60,765
Delek U.S. Holdings, Inc.	3,079	132,643
Denbury Resources, Inc. (a)	17,761	20,070
DHT Holdings, Inc.	3,416	19,300
Diamond S Shipping, Inc. (a)	824	9,847
Dorian Lpg Ltd. (a)	1,066	9,754
Earthstone Energy, Inc. (a)	677	2,965
Energy Fuels, Inc. (a)	3,225	5,865
Evolution Petroleum Corp.	1,008	6,149
Extraction Oil & Gas, Inc. (a)	3,768	13,979
Falcon Minerals Corp.	1,440	11,390
GasLog Ltd.	1,512	21,531
Golar LNG Ltd.	3,765	63,779
Goodrich Petroleum Corp. (a)	464	5,341
Green Plains, Inc.	1,510	15,236
Gulfport Energy Corp. (a)	6,020	22,756
Hallador Energy Co.	760	4,074
Highpoint Resources, Inc. (a)	4,052	5,065
International Seaways, Inc. (a)	950	16,160
Isramco, Inc. (a)	27	3,246
Jagged Peak Energy, Inc. (a)	2,446	17,954
Laredo Petroleum, Inc. (a)	6,778	22,503
Magnolia Oil & Gas Corp. Class A (a)	4,329	48,398
Matador Resources Co. (a)	4,448	78,418
Midstates Petroleum Co., Inc. (a)	539	2,452
Montage Resources Corp. (a)	799	2,669
NACCO Industries, Inc. Class A	150	7,973
National Energy Services Reunited Corp. (a)	880	7,040
Nextdecade Corp. (a)	428	2,106
Nine Energy Service, Inc. (a)	593	7,632
Nordic American Tanker Shipping Ltd.	5,211	10,526
Northern Oil & Gas, Inc. (a)	10,501	17,012
Oasis Petroleum, Inc. (a)	12,755	62,117
Overseas Shipholding Group, Inc. (a)	2,533	4,939
Panhandle Royalty Co. Class A	538	6,354
Par Pacific Holdings, Inc. (a)	1,465	33,783
PDC Energy, Inc. (a)	2,607	74,899
Peabody Energy Corp.	2,740	57,704
Penn Virginia Corp. (a)	631	21,605
PrimeEnergy Corp. (a)	21	2,538
QEP Resources, Inc. (a)	9,364	46,352
Ramaco Resources, Inc. (a)	405	1,972
Renewable Energy Group, Inc. (a)	1,552	21,092
Rex American Resources Corp. (a)	210	15,666
Ring Energy, Inc. (a)	2,285	5,598
Roan Resources, Inc. (a)	1,330	1,596
Rosehill Resources, Inc. (a)	391	1,103
SandRidge Energy, Inc. (a)	1,681	11,347
Scorpio Tankers, Inc.	1,686	44,190
SemGroup Corp. Class A	3,284	41,608
Ship Finance International Ltd. (NY Shares)	3,152	41,449
SilverBow Resources, Inc. (a)	243	2,525
SM Energy Co.	4,566	45,523
Southwestern Energy Co. (a)	21,316	46,895
SRC Energy, Inc. (a)	9,198	37,528
Talos Energy, Inc. (a)	759	15,620
Teekay Corp. (b)	2,723	12,417
Teekay Tankers Ltd. (a)	7,489	9,211
Tellurian, Inc. (a)	3,957	24,415
Unit Corp. (a)	2,034	13,221
Uranium Energy Corp. (a)	6,849	6,783
W&T Offshore, Inc. (a)	3,550	15,940
Whiting Petroleum Corp. (a)	3,627	64,125
World Fuel Services Corp.	2,665	104,042
		1,942,644

TOTAL ENERGY		2,779,062

FINANCIALS - 17.9%
Banks - 9.8%
1st Constitution Bancorp	260	4,735
1st Source Corp.	567	26,621
ACNB Corp.	268	9,996
Allegiance Bancshares, Inc. (a)	723	24,264
Amalgamated Bank	535	9,181
American National Bankshares, Inc.	403	14,907
Ameris Bancorp	2,549	101,374
Ames National Corp.	410	11,197
Arrow Financial Corp.	465	15,466
Atlantic Capital Bancshares, Inc. (a)	1,063	19,549
Banc of California, Inc.	1,733	27,087
BancFirst Corp.	730	42,588
Bancorp, Inc., Delaware (a)	1,918	18,566
BancorpSouth Bank	3,836	114,658
Bank First National Corp.	220	12,738
Bank of Commerce Holdings	662	7,130
Bank of Marin Bancorp	505	22,079
Bank7 Corp.	123	2,326
BankFinancial Corp.	668	8,958
Bankwell Financial Group, Inc.	258	7,250
Banner Corp.	1,379	81,720
Bar Harbor Bankshares	577	14,650
BayCom Corp. (a)	405	9,275
BCB Bancorp, Inc.	537	6,890
Berkshire Hills Bancorp, Inc.	1,914	62,779
Boston Private Financial Holdings, Inc.	3,474	40,090
Bridge Bancorp, Inc.	742	21,674
Bridgewater Bancshares, Inc. (a)	889	10,597
Brookline Bancorp, Inc., Delaware	3,287	48,746
Bryn Mawr Bank Corp.	895	33,187
Business First Bancshares, Inc.	470	11,722
Byline Bancorp, Inc. (a)	872	16,664
C & F Financial Corp.	119	6,462
Cadence Bancorp Class A	4,970	85,186
Cambridge Bancorp	162	12,668
Camden National Corp.	578	25,842
Capital Bancorp, Inc.	307	3,911
Capital City Bank Group, Inc.	507	13,091
Capstar Financial Holdings, Inc.	543	8,797
Carolina Financial Corp.	780	27,394
Carter Bank & Trust (a)	858	17,117
Cathay General Bancorp	3,022	112,479
CBTX, Inc.	694	20,917
Centerstate Banks of Florida, Inc.	5,044	122,670
Central Pacific Financial Corp.	1,138	33,537
Central Valley Community Bancorp	448	9,287
Century Bancorp, Inc. Class A (non-vtg.)	110	9,213
Chemung Financial Corp.	179	7,812
Citizens & Northern Corp.	451	11,555
City Holding Co.	644	49,878
Civista Bancshares, Inc.	574	12,726
CNB Financial Corp., Pennsylvania	542	15,295
Coastal Financial Corp. of Washington (a)	322	5,117
Codorus Valley Bancorp, Inc.	451	10,553
Colony Bankcorp, Inc.	282	4,724
Columbia Banking Systems, Inc.	2,926	110,339
Community Bank System, Inc.	2,018	133,168
Community Bankers Trust Corp.	784	6,241
Community Financial Corp.	195	6,343
Community Trust Bancorp, Inc.	632	26,727
ConnectOne Bancorp, Inc.	1,245	28,461
Customers Bancorp, Inc. (a)	1,071	22,084
CVB Financial Corp.	5,362	118,018
DNB Financial Corp.	136	6,227
Eagle Bancorp, Inc.	1,304	52,564
Enterprise Bancorp, Inc.	339	10,356
Enterprise Financial Services Corp.	1,000	41,680
Equity Bancshares, Inc. (a)	562	14,887
Esquire Financial Holdings, Inc. (a)	248	6,361
Evans Bancorp, Inc.	175	6,486
Farmers & Merchants Bancorp, Inc.	385	11,026
Farmers National Banc Corp.	954	13,938
Fidelity D & D Bancorp, Inc.	108	7,125
Financial Institutions, Inc.	687	21,153
First Bancorp, North Carolina	1,100	40,634
First Bancorp, Puerto Rico	8,551	92,009
First Bancshares, Inc.	612	20,325
First Bank Hamilton New Jersey	882	10,037
First Busey Corp.	2,080	56,222
First Business Finance Services, Inc.	340	8,102
First Capital, Inc.	124	7,037
First Choice Bancorp	372	8,258
First Commonwealth Financial Corp.	4,123	56,774
First Community Bankshares, In	579	19,148
First Financial Bancorp, Ohio	3,818	97,321
First Financial Bankshares, Inc.	5,105	167,189
First Financial Corp., Indiana	510	22,139
First Financial Northwest, Inc.	302	4,464
First Foundation, Inc.	1,463	22,004
First Guaranty Bancshares, Inc.	168	3,671
First Internet Bancorp	390	8,221
First Interstate Bancsystem, Inc.	1,539	61,606
First Merchants Corp.	1,702	67,076
First Mid-Illinois Bancshares, Inc.	545	18,574
First Midwest Bancorp, Inc., Delaware	4,193	90,695
First Northwest Bancorp	615	9,883
First of Long Island Corp.	919	20,328
Flushing Financial Corp.	1,094	22,274
FNCM Bancorp, Inc.	648	5,152
Franklin Financial Network, Inc.	492	14,514
Franklin Financial Services Corp.	162	5,913
Fulton Financial Corp.	6,431	109,327
FVCBankcorp, Inc.	453	8,163
German American Bancorp, Inc.	933	29,436
Glacier Bancorp, Inc.	3,356	140,650
Great Southern Bancorp, Inc.	419	25,123
Great Western Bancorp, Inc.	2,241	75,791
Guaranty Bancshares, Inc. Texas	310	9,554
Hancock Whitney Corp.	3,422	142,081
Hanmi Financial Corp.	1,340	28,797
HarborOne Bancorp, Inc. (a)	542	10,379
Hawthorn Bancshares, Inc.	218	5,326
Heartland Financial U.S.A., Inc.	1,335	64,200
Heritage Commerce Corp.	1,563	19,334
Heritage Financial Corp., Washington	1,507	42,980
Hilltop Holdings, Inc.	2,849	64,615
Home Bancshares, Inc.	6,184	121,639
HomeTrust Bancshares, Inc.	586	15,312
Hope Bancorp, Inc.	5,037	74,296
Horizon Bancorp, Inc. Indiana	1,567	27,297
Howard Bancorp, Inc. (a)	473	7,043
IBERIABANK Corp.	2,123	166,804
Independent Bank Corp.	836	18,175
Independent Bank Corp., Massachusetts	1,311	101,943
Independent Bank Group, Inc.	1,429	81,181
International Bancshares Corp.	2,165	81,469
Investar Holding Corp.	336	8,101
Investors Bancorp, Inc.	9,001	102,251
Lakeland Bancorp, Inc.	1,821	29,828
Lakeland Financial Corp.	928	42,679
LCNB Corp.	461	8,303
LegacyTexas Financial Group, Inc.	1,965	83,984
Live Oak Bancshares, Inc.	964	18,769
Luther Burbank Corp.	777	8,671
Macatawa Bank Corp.	927	9,530
Mackinac Financial Corp.	344	5,298
Mainstreet Bancshares, Inc. (a)	275	6,276
Malvern Bancorp, Inc. (a)	424	9,006
MBT Financial Corp.	609	6,565
Mercantil Bank Holding Corp. Class A	729	13,399
Mercantile Bank Corp.	604	20,294
Merchants Bancorp/IN	320	5,725
Metropolitan Bank Holding Corp. (a)	261	10,954
Mid Penn Bancorp, Inc.	258	6,721
Midland States Bancorp, Inc.	810	21,967
Midsouth Bancorp, Inc.	638	7,803
MidWestOne Financial Group, Inc.	448	13,919
MutualFirst Financial, Inc.	230	7,496
MVB Financial Corp.	360	6,268
National Bank Holdings Corp.	1,199	43,500
National Bankshares, Inc.	233	8,537
NBT Bancorp, Inc.	1,643	63,584
Nicolet Bankshares, Inc. (a)	311	20,436
Northeast Bank	308	6,761
Northrim Bancorp, Inc.	370	14,419
Norwood Financial Corp.	281	9,728
Oak Valley Bancorp Oakdale California	246	4,610
OFG Bancorp	1,984	44,898
Ohio Valley Banc Corp.	168	6,058
Old Line Bancshares, Inc.	705	19,909
Old National Bancorp, Indiana	6,936	122,143
Old Second Bancorp, Inc.	1,084	14,244
OP Bancorp	536	5,285
Opus Bank	816	18,287
Origin Bancorp, Inc.	817	28,440
Orrstown Financial Services, Inc.	385	8,805
Pacific City Financial Corp.	468	7,769
Pacific Mercantile Bancorp (a)	708	5,466
Pacific Premier Bancorp, Inc.	2,439	77,146
Park National Corp.	541	51,173
Parke Bancorp, Inc.	342	8,198
PCSB Financial Corp.	608	11,820
Peapack-Gladstone Financial Corp.	707	20,100
Penns Woods Bancorp, Inc.	182	8,256
People's Utah Bancorp	588	17,816
Peoples Bancorp of North Carolina	164	4,448
Peoples Bancorp, Inc.	737	23,886
Peoples Financial Services Corp.	267	12,917
Preferred Bank, Los Angeles	614	33,273
Premier Financial Bancorp, Inc.	479	7,482
QCR Holdings, Inc.	547	20,928
Red River Bancshares, Inc.	27	1,272
Reliant Bancorp, Inc.	400	9,944
Renasant Corp.	2,237	80,286
Republic Bancorp, Inc., Kentucky Class A	369	17,627
Republic First Bancorp, Inc. (a)	1,549	6,738
S&T Bancorp, Inc.	1,329	50,595
Sandy Spring Bancorp, Inc.	1,401	51,052
SB One Bancorp	315	7,217
Seacoast Banking Corp., Florida (a)	2,102	56,838
Select Bancorp, Inc. New (a)	790	8,967
ServisFirst Bancshares, Inc.	1,869	63,658
Shore Bancshares, Inc.	504	8,266
Sierra Bancorp	645	16,815
Simmons First National Corp. Class A	3,558	91,619
SmartFinancial, Inc. (a)	475	10,303
South Plains Financial, Inc.	131	2,287
South State Corp.	1,410	112,899
Southern First Bancshares, Inc. (a)	269	10,970
Southern National Bancorp of Virginia, Inc.	744	11,844
Southside Bancshares, Inc.	1,211	41,925
Spirit of Texas Bancshares, Inc. (a)	441	9,455
Stock Yards Bancorp, Inc.	814	31,136
Summit Financial Group, Inc.	428	11,389
The Bank of NT Butterfield & Son Ltd.	2,143	67,354
The Bank of Princeton	209	5,762
The First Bancorp, Inc.	394	10,327
Tompkins Financial Corp.	583	47,789
TowneBank	2,584	72,714
Trico Bancshares	1,002	37,826
TriState Capital Holdings, Inc. (a)	919	19,299
Triumph Bancorp, Inc. (a)	1,049	32,739
Trustmark Corp.	2,482	88,210
UMB Financial Corp.	1,745	119,114
Union Bankshares Corp.	3,157	120,061
Union Bankshares, Inc.	136	4,514
United Bankshares, Inc., West Virginia	3,854	144,872
United Community Bank, Inc.	3,187	91,467
United Security Bancshares, California	739	7,922
Unity Bancorp, Inc.	316	6,544
Univest Corp. of Pennsylvania	1,087	29,849
Valley National Bancorp	12,789	142,725
Veritex Holdings, Inc.	2,084	53,330
Washington Trust Bancorp, Inc.	565	28,380
WesBanco, Inc.	2,055	75,172
West Bancorp., Inc.	602	12,750
Westamerica Bancorp.	1,015	65,062
		7,759,577
Capital Markets - 1.4%
Ares Management Corp.	2,494	72,950
Artisan Partners Asset Management, Inc.	1,938	57,345
Associated Capital Group, Inc.	80	2,990
B. Riley Financial, Inc.	756	14,258
Blucora, Inc. (a)	1,864	55,808
Cohen & Steers, Inc.	888	46,505
Cowen Group, Inc. Class A (a)	1,095	19,228
Diamond Hill Investment Group, Inc.	139	19,592
Donnelley Financial Solutions, Inc. (a)	1,211	16,506
Federated Investors, Inc. Class B (non-vtg.)	3,786	131,564
Gain Capital Holdings, Inc.	680	2,897
GAMCO Investors, Inc. Class A	266	5,400
Greenhill & Co., Inc.	653	10,840
GTY Govtech, Inc. (a)	1,114	7,753
Hamilton Lane, Inc. Class A	847	49,719
Houlihan Lokey	1,297	59,662
INTL FCStone, Inc. (a)	657	26,792
Ladenburg Thalmann Financial Services, Inc.	4,480	13,843
Moelis & Co. Class A	1,846	67,268
NRC Group Holdings Corp. (a)	383	4,696
Och-Ziff Capital Management Group LLC Class A	635	14,783
Oppenheimer Holdings, Inc. Class A (non-vtg.)	361	10,520
Piper Jaffray Companies	524	40,505
PJT Partners, Inc.	961	40,516
Pzena Investment Management, Inc.	711	5,788
Safeguard Scientifics, Inc. (a)	759	8,865
Siebert Financial Corp. (a)	254	3,002
Silvercrest Asset Management Group Class A	288	4,127
Stifel Financial Corp.	2,716	162,444
Value Line, Inc.	37	966
Virtus Investment Partners, Inc.	251	26,897
Waddell & Reed Financial, Inc. Class A	2,888	50,540
Westwood Holdings Group, Inc.	313	9,797
WisdomTree Investments, Inc.	5,321	32,990
		1,097,356
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	655	8,135
Elevate Credit, Inc. (a)	707	2,941
Encore Capital Group, Inc. (a)	1,216	43,752
Enova International, Inc. (a)	1,403	37,811
EZCORP, Inc. (non-vtg.) Class A (a)(b)	1,901	18,725
First Cash Financial Services, Inc.	1,681	169,176
Green Dot Corp. Class A (a)	1,927	97,680
LendingClub Corp. (a)	2,655	39,241
Medallion Financial Corp. (a)	798	3,998
Nelnet, Inc. Class A	719	44,981
PRA Group, Inc. (a)	1,800	56,034
Regional Management Corp. (a)	340	8,204
World Acceptance Corp. (a)	265	33,583
		564,261
Diversified Financial Services - 0.5%
Banco Latinoamericano de Comercio Exterior SA Series E	1,286	27,032
BrightSphere Investment Group, Inc.	2,857	30,570
Cannae Holdings, Inc. (a)	2,697	78,078
Columbia Financial, Inc. (a)	2,164	33,088
FB Financial Corp.	639	24,288
FGL Holdings Class A	5,857	47,735
Focus Financial Partners, Inc. Class A	1,232	34,385
GWG Holdings, Inc.	154	1,672
HF Foods Group, Inc. (a)	284	6,435
International Money Express, Inc. (a)	494	6,837
Level One Bancorp, Inc.	182	4,288
Marlin Business Services Corp.	337	7,822
On Deck Capital, Inc. (a)	2,491	8,918
Pennymac Financial Services, Inc.	944	22,665
Priority Technology Holdings, Inc. (a)	245	1,901
Rafael Holdings, Inc. (a)	402	8,321
RBB Bancorp	608	12,221
		356,256
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	1,916	34,910
American Equity Investment Life Holding Co.	3,669	94,660
Amerisafe, Inc.	737	47,949
Argo Group International Holdings, Ltd.	1,285	87,945
Citizens, Inc. Class A (a)(b)	2,151	16,025
CNO Financial Group, Inc.	6,232	105,383
Crawford & Co. Class A	635	6,560
Donegal Group, Inc. Class A	389	5,777
eHealth, Inc. (a)	894	92,753
EMC Insurance Group	384	13,801
Employers Holdings, Inc.	1,220	53,558
Enstar Group Ltd. (a)	454	80,426
FBL Financial Group, Inc. Class A	358	22,447
Fednat Holding Co.	400	4,996
Genworth Financial, Inc. Class A	20,143	80,371
Global Indemnity Ltd.	327	9,251
Goosehead Insurance	423	19,039
Greenlight Capital Re, Ltd. (a)	1,108	9,252
Hallmark Financial Services, Inc. (a)	506	7,843
HCI Group, Inc.	252	10,103
Health Insurance Innovations, Inc. (a)	371	8,158
Heritage Insurance Holdings, Inc.	995	13,373
Horace Mann Educators Corp.	1,600	69,504
Independence Holding Co.	187	7,087
Investors Title Co.	54	8,861
James River Group Holdings Ltd.	1,146	54,813
Kinsale Capital Group, Inc.	794	71,349
MBIA, Inc. (a)	3,377	31,507
National General Holdings Corp.	2,595	64,174
National Western Life Group, Inc.	95	25,555
NI Holdings, Inc. (a)	476	8,002
Palomar Holdings, Inc.	214	6,131
ProAssurance Corp.	2,129	83,223
Protective Insurance Corp. Class B	321	5,313
RLI Corp.	1,565	141,053
Safety Insurance Group, Inc.	570	56,236
Selective Insurance Group, Inc.	2,293	172,434
State Auto Financial Corp.	692	23,929
Stewart Information Services Corp.	907	34,312
Third Point Reinsurance Ltd. (a)	3,170	31,954
Tiptree, Inc.	898	6,133
Trupanion, Inc. (a)	1,131	36,373
United Fire Group, Inc.	843	44,064
United Insurance Holdings Corp.	775	8,781
Universal Insurance Holdings, Inc.	1,239	30,740
Watford Holdings Ltd. (a)	760	14,410
		1,860,518
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	1,185	19,387
Anworth Mortgage Asset Corp.	5,016	19,312
Apollo Commercial Real Estate Finance, Inc.	5,956	112,092
Ares Commercial Real Estate Corp.	1,038	15,746
Arlington Asset Investment Corp.	1,334	8,778
Armour Residential REIT, Inc.	2,543	45,443
Blackstone Mortgage Trust, Inc.	4,826	171,420
Capstead Mortgage Corp.	3,460	29,168
Cherry Hill Mortgage Investment Corp.	863	13,368
Dynex Capital, Inc.	904	14,735
Ellington Financial LLC	1,020	17,830
Exantas Capital Corp.	1,153	12,902
Granite Point Mortgage Trust, Inc.	1,988	37,971
Great Ajax Corp.	636	8,847
Invesco Mortgage Capital, Inc.	5,505	90,722
KKR Real Estate Finance Trust, Inc.	923	18,488
Ladder Capital Corp. Class A	4,090	68,835
New York Mortgage Trust, Inc.	8,185	50,010
Orchid Island Capital, Inc.	1,900	11,761
PennyMac Mortgage Investment Trust	3,144	69,262
Redwood Trust, Inc.	3,731	63,129
TPG RE Finance Trust, Inc.	1,845	36,439
Western Asset Mortgage Capital Corp.	1,751	17,790
ZAIS Financial Corp.	1,168	17,952
		971,387
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	621	30,578
Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc. (a)	2,266	66,416
Capitol Federal Financial, Inc.	5,114	69,857
Dime Community Bancshares, Inc.	1,347	27,182
Entegra Financial Corp. (a)	270	8,049
ESSA Bancorp, Inc.	619	9,502
Essent Group Ltd.	3,795	175,177
Farmer Mac Class C (non-vtg.)	392	30,290
First Defiance Financial Corp.	732	21,023
Flagstar Bancorp, Inc.	1,085	37,411
FS Bancorp, Inc.	190	9,367
Greene County Bancorp, Inc.	104	2,886
Hingham Institution for Savings	53	10,218
Home Bancorp, Inc.	284	10,610
HomeStreet, Inc. (a)	1,049	30,442
Kearny Financial Corp.	3,298	44,028
Meridian Bancorp, Inc. Maryland	1,902	34,883
Meta Financial Group, Inc.	1,473	45,472
MMA Capital Management, LLC (a)	191	6,127
NMI Holdings, Inc. (a)	2,541	63,220
Northfield Bancorp, Inc.	1,777	27,810
Northwest Bancshares, Inc.	3,860	66,199
OceanFirst Financial Corp.	2,019	49,264
Ocwen Financial Corp. (a)	5,045	9,586
Oritani Financial Corp.	1,475	26,698
PDL Community Bancorp (a)	289	4,156
Provident Bancorp, Inc. (a)	148	4,092
Provident Financial Holdings, Inc.	229	4,756
Provident Financial Services, Inc.	2,393	57,863
Prudential Bancorp, Inc.	347	6,340
Radian Group, Inc.	8,198	186,914
Riverview Bancorp, Inc.	864	7,344
Southern Missouri Bancorp, Inc.	296	10,316
Sterling Bancorp, Inc.	644	6,324
Territorial Bancorp, Inc.	398	11,443
Timberland Bancorp, Inc.	295	8,154
Trustco Bank Corp., New York	3,536	28,642
United Community Financial Corp.	1,768	17,998
United Financial Bancorp, Inc. New	2,159	30,960
Walker & Dunlop, Inc.	1,078	62,891
Washington Federal, Inc.	3,204	117,202
Waterstone Financial, Inc.	912	15,413
Westfield Financial, Inc.	931	8,696
WMI Holdings Corp. (a)	2,885	21,955
WSFS Financial Corp.	2,114	89,570
		1,582,746

TOTAL FINANCIALS		14,222,679

HEALTH CARE - 16.6%
Biotechnology - 7.1%
Abeona Therapeutics, Inc. (a)	1,151	2,981
ACADIA Pharmaceuticals, Inc. (a)(b)	4,172	102,548
Acceleron Pharma, Inc. (a)	1,807	78,894
Achillion Pharmaceuticals, Inc. (a)	5,187	22,875
Acorda Therapeutics, Inc. (a)	1,737	12,037
Adamas Pharmaceuticals, Inc. (a)	871	5,452
ADMA Biologics, Inc. (a)	1,031	3,732
Aduro Biotech, Inc. (a)	2,210	2,917
Adverum Biotechnologies, Inc. (a)	2,199	29,489
Aeglea BioTherapeutics, Inc. (a)	973	8,718
Affimed NV (a)	2,297	6,891
Agenus, Inc. (a)	3,948	9,515
AgeX Therapeutics, Inc. (a)	802	2,350
Aimmune Therapeutics, Inc. (a)	1,803	34,708
Akebia Therapeutics, Inc. (a)	4,414	18,495
Albireo Pharma, Inc. (a)	507	13,126
Alder Biopharmaceuticals, Inc. (a)	2,975	30,107
Aldeyra Therapeutics, Inc. (a)	884	4,844
Alector, Inc. (b)	371	7,836
Allakos, Inc. (a)	725	25,208
Allogene Therapeutics, Inc.	1,551	48,081
AMAG Pharmaceuticals, Inc. (a)	1,299	10,730
Amicus Therapeutics, Inc. (a)	9,120	113,088
AnaptysBio, Inc. (a)	984	52,851
Anavex Life Sciences Corp. (a)	1,604	4,106
Anika Therapeutics, Inc. (a)	532	29,308
Apellis Pharmaceuticals, Inc. (a)	1,932	53,961
Arcus Biosciences, Inc. (a)(b)	1,209	9,563
Ardelyx, Inc. (a)	1,927	4,644
Arena Pharmaceuticals, Inc. (a)	2,044	128,118
ArQule, Inc. (a)	3,924	39,593
Arrowhead Pharmaceuticals, Inc. (a)	3,698	107,464
Assembly Biosciences, Inc. (a)	849	10,613
Atara Biotherapeutics, Inc. (a)	1,836	26,200
Athersys, Inc. (a)	4,746	6,597
Audentes Therapeutics, Inc. (a)	1,765	68,694
Avid Bioservices, Inc. (a)	2,084	13,504
AVROBIO, Inc. (a)	588	12,477
BioCryst Pharmaceuticals, Inc. (a)	4,118	13,054
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,337	57,544
Biospecifics Technologies Corp. (a)	230	13,363
BioTime, Inc.	3,890	4,279
Blueprint Medicines Corp. (a)	1,921	192,388
Calithera Biosciences, Inc. (a)	1,420	6,021
Calyxt, Inc. (a)	349	3,242
Cara Therapeutics, Inc. (a)	1,389	33,253
CareDx, Inc. (a)	1,665	54,562
CASI Pharmaceuticals, Inc. (a)	2,013	6,281
Catalyst Pharmaceutical Partners, Inc. (a)	3,663	18,278
Cel-Sci Corp. (a)(b)	999	7,283
Celcuity, Inc. (a)	203	4,620
Cellular Biomedicine Group, Inc. (a)	467	6,440
ChemoCentryx, Inc. (a)	1,526	12,177
Chimerix, Inc. (a)	1,924	6,926
Clovis Oncology, Inc. (a)	1,833	19,338
Coherus BioSciences, Inc. (a)	2,390	40,200
Concert Pharmaceuticals, Inc. (a)	818	8,229
Constellation Pharmaceuticals, Inc.	554	5,125
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,700	16,200
Cortexyme, Inc.	107	3,788
Crinetics Pharmaceuticals, Inc. (a)	413	8,376
Cue Biopharma, Inc. (a)(b)	640	5,318
Cytokinetics, Inc. (a)	2,297	28,000
CytomX Therapeutics, Inc. (a)	1,711	17,640
Deciphera Pharmaceuticals, Inc. (a)	554	12,243
Denali Therapeutics, Inc. (a)	1,940	41,419
Dicerna Pharmaceuticals, Inc. (a)	2,124	28,950
Dynavax Technologies Corp. (a)	2,416	6,668
Eagle Pharmaceuticals, Inc. (a)	346	18,982
Editas Medicine, Inc. (a)	2,009	50,727
Eidos Therapeutics, Inc. (a)	417	13,586
Eiger Biopharmaceuticals, Inc. (a)	880	9,742
Emergent BioSolutions, Inc. (a)	1,783	78,702
Enanta Pharmaceuticals, Inc. (a)	696	52,214
Enochian Biosciences, Inc. (a)	218	1,066
Epizyme, Inc. (a)	3,089	40,960
Esperion Therapeutics, Inc. (a)	999	39,650
Evelo Biosciences, Inc. (a)	477	2,914
Fate Therapeutics, Inc. (a)	2,090	46,085
FibroGen, Inc. (a)	3,069	145,041
Five Prime Therapeutics, Inc. (a)	1,320	6,745
Flexion Therapeutics, Inc. (a)	1,242	12,470
Forty Seven, Inc. (a)	618	5,500
Galectin Therapeutics, Inc. (a)	1,207	4,466
Genomic Health, Inc. (a)	1,081	78,881
Geron Corp. (a)(b)	6,220	7,464
Global Blood Therapeutics, Inc. (a)	2,215	121,382
GlycoMimetics, Inc. (a)	1,265	11,676
Gossamer Bio, Inc.	754	14,967
Gritstone Oncology, Inc.	937	9,839
GTx, Inc. rights 12/31/99 (a)(c)	19	0
Halozyme Therapeutics, Inc. (a)	5,672	96,367
Harpoon Therapeutics, Inc.	221	3,291
Heron Therapeutics, Inc. (a)(b)	2,957	51,570
Homology Medicines, Inc. (a)	913	16,233
ImmunoGen, Inc. (a)	5,307	11,941
Immunomedics, Inc. (a)(b)	6,986	103,044
Inovio Pharmaceuticals, Inc. (a)	3,585	9,895
Insmed, Inc. (a)	3,106	68,177
Intellia Therapeutics, Inc. (a)	1,365	24,707
Intercept Pharmaceuticals, Inc. (a)	955	60,022
Intrexon Corp. (a)(b)	3,018	24,114
Invitae Corp. (a)	3,540	95,191
Iovance Biotherapeutics, Inc. (a)	4,598	113,065
Ironwood Pharmaceuticals, Inc. Class A (a)	6,176	65,651
Jounce Therapeutics, Inc. (a)	555	2,658
Kadmon Holdings, Inc. (a)	4,842	12,686
Kaleido Biosciences, Inc. (a)	190	1,457
Kalvista Pharmaceuticals, Inc. (a)	445	7,383
Karyopharm Therapeutics, Inc. (a)	2,160	19,030
Kezar Life Sciences, Inc. (a)	580	3,265
Kindred Biosciences, Inc. (a)	1,370	9,343
Kiniksa Pharmaceuticals Ltd. (a)	525	6,195
Kodiak Sciences, Inc.	887	10,919
Krystal Biotech, Inc. (a)	331	15,891
Kura Oncology, Inc. (a)	1,090	20,841
La Jolla Pharmaceutical Co. (a)	829	6,930
Lexicon Pharmaceuticals, Inc. (a)	1,581	2,134
Ligand Pharmaceuticals, Inc. Class B (a)	751	68,724
Liquidia Technologies, Inc.	505	3,692
LogicBio Therapeutics, Inc.	277	3,463
Macrogenics, Inc. (a)	1,967	28,305
Madrigal Pharmaceuticals, Inc. (a)	293	25,576
Magenta Therapeutics, Inc. (a)	732	9,889
MannKind Corp. (a)	6,981	7,819
Marker Therapeutics, Inc. (a)	1,013	4,670
MediciNova, Inc. (a)(b)	1,593	15,197
MEI Pharma, Inc. (a)	2,517	4,279
MeiraGTx Holdings PLC (a)	591	16,105
Menlo Therapeutics, Inc. (a)	572	2,168
Minerva Neurosciences, Inc. (a)	1,041	6,912
Mirati Therapeutics, Inc. (a)	986	104,319
Molecular Templates, Inc. (a)	655	4,303
Momenta Pharmaceuticals, Inc. (a)	3,955	44,692
Myriad Genetics, Inc. (a)	2,785	81,155
Natera, Inc. (a)	2,252	62,110
Neon Therapeutics, Inc. (a)	513	1,467
NextCure, Inc.	101	2,219
Novavax, Inc. (a)(b)	888	3,827
OncoCyte Corp. (a)	815	1,443
Opko Health, Inc. (a)(b)	13,908	29,346
Organogenesis Holdings, Inc. Class A (a)	395	1,959
OvaScience, Inc. (a)	349	3,424
Palatin Technologies, Inc. (a)	7,911	7,195
PDL BioPharma, Inc. (a)	4,532	13,052
Pfenex, Inc. (a)	1,167	6,862
PhaseBio Pharmaceuticals, Inc. (a)	521	4,069
Pieris Pharmaceuticals, Inc. (a)	1,829	10,060
Polarityte, Inc. (a)	519	2,470
Portola Pharmaceuticals, Inc. (a)	2,687	71,689
Precision BioSciences, Inc. (a)	339	4,363
Principia Biopharma, Inc.	504	18,719
Progenics Pharmaceuticals, Inc. (a)	3,181	17,114
Protagonist Therapeutics, Inc. (a)	576	6,348
Prothena Corp. PLC (a)	1,498	14,021
PTC Therapeutics, Inc. (a)	2,277	109,683
Puma Biotechnology, Inc. (a)	1,146	11,059
Ra Pharmaceuticals, Inc. (a)	1,242	42,278
Radius Health, Inc. (a)	1,830	39,272
Recro Pharma, Inc. (a)	712	6,835
REGENXBIO, Inc. (a)	1,293	57,422
Repligen Corp. (a)	1,881	177,548
Replimune Group, Inc. (a)	412	5,117
Retrophin, Inc. (a)	1,701	33,663
Rigel Pharmaceuticals, Inc. (a)	6,279	14,316
Rocket Pharmaceuticals, Inc. (a)	1,118	13,617
Rubius Therapeutics, Inc.	1,320	17,556
Sangamo Therapeutics, Inc. (a)(b)	4,549	54,633
Savara, Inc. (a)	998	2,535
Scholar Rock Holding Corp. (a)	586	7,202
Seres Therapeutics, Inc. (a)	739	2,017
Solid Biosciences, Inc. (a)	609	3,490
Sorrento Therapeutics, Inc. (a)	4,397	11,828
Spark Therapeutics, Inc. (a)	1,340	134,027
Spectrum Pharmaceuticals, Inc. (a)	4,629	35,088
Stemline Therapeutics, Inc. (a)	1,526	20,250
Syndax Pharmaceuticals, Inc. (a)	761	7,306
Synlogic, Inc. (a)	630	3,534
Synthorx, Inc.	257	4,241
Syros Pharmaceuticals, Inc. (a)	1,301	9,731
TCR2 Therapeutics, Inc.	71	1,103
TG Therapeutics, Inc. (a)	3,291	24,650
The Medicines Company (a)(b)	2,791	100,029
Tocagen, Inc. (a)	875	4,655
Translate Bio, Inc. (a)	1,107	8,878
TransMedics Group, Inc.	248	5,885
Twist Bioscience Corp.	876	29,539
Tyme, Inc. (a)	2,227	2,450
Ultragenyx Pharmaceutical, Inc. (a)	2,145	129,258
UNITY Biotechnology, Inc. (a)	998	7,046
Vanda Pharmaceuticals, Inc. (a)	2,156	26,842
VBI Vaccines, Inc. (a)	3,111	2,277
Veracyte, Inc. (a)	1,855	52,626
Vericel Corp. (a)	1,796	34,340
Viking Therapeutics, Inc. (a)(b)	2,436	18,733
Voyager Therapeutics, Inc. (a)	1,022	22,494
X4 Pharmaceuticals, Inc. (a)	263	3,130
Xbiotech, Inc. (a)	632	4,449
Xencor, Inc. (a)	1,850	81,437
Y-mAbs Therapeutics, Inc.	765	17,113
ZIOPHARM Oncology, Inc. (a)	6,394	44,374
		5,637,160
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)	3,267	13,525
Alphatec Holdings, Inc. (a)	1,133	5,325
Angiodynamics, Inc. (a)	1,501	30,590
Antares Pharma, Inc. (a)	6,067	19,354
Atricure, Inc. (a)	1,503	48,216
Atrion Corp.	57	43,862
Avanos Medical, Inc. (a)	1,833	74,640
Avedro, Inc.	194	3,581
AxoGen, Inc. (a)	1,418	25,496
Axonics Modulation Technologies, Inc. (a)	652	23,928
BioLife Solutions, Inc. (a)	254	4,844
BioSig Technologies, Inc. (a)	593	4,453
Bovie Medical Corp. (a)	1,259	9,115
Cardiovascular Systems, Inc. (a)	1,353	62,008
Cerus Corp. (a)	5,657	33,093
ConforMis, Inc. (a)	2,423	6,687
CONMED Corp.	1,080	94,338
Corindus Vascular Robotics, Inc. (a)	3,498	8,850
Cryolife, Inc. (a)	1,481	42,682
CryoPort, Inc. (a)	1,076	22,026
Cutera, Inc. (a)	519	13,266
CytoSorbents Corp. (a)	1,193	8,375
electroCore, Inc. (a)	427	602
Genmark Diagnostics, Inc. (a)	2,051	12,839
Glaukos Corp. (a)	1,407	114,924
Globus Medical, Inc. (a)	3,006	137,013
Haemonetics Corp. (a)	2,014	245,869
Heska Corp. (a)	259	20,756
Inogen, Inc. (a)	711	43,727
Inspire Medical Systems, Inc. (a)	540	36,520
Integer Holdings Corp. (a)	1,289	112,826
IntriCon Corp. (a)	309	5,556
Invacare Corp.	1,232	6,591
IRadimed Corp. (a)	176	4,203
iRhythm Technologies, Inc. (a)	960	79,814
Lantheus Holdings, Inc. (a)	1,534	34,699
LeMaitre Vascular, Inc.	616	20,383
LivaNova PLC (a)	1,908	147,011
Meridian Bioscience, Inc.	1,581	18,893
Merit Medical Systems, Inc. (a)	2,123	83,774
Mesa Laboratories, Inc.	140	35,235
Misonix, Inc. (a)	283	6,716
Natus Medical, Inc. (a)	1,385	43,032
Neogen Corp. (a)	2,017	144,014
Nevro Corp. (a)	1,176	78,627
Novocure Ltd. (a)	3,362	279,753
NuVasive, Inc. (a)	2,062	137,329
OraSure Technologies, Inc. (a)	2,295	19,163
Orthofix International NV (a)	685	36,613
OrthoPediatrics Corp. (a)	333	11,758
Pulse Biosciences, Inc. (a)	436	5,694
Quanterix Corp. (a)	365	11,308
Quidel Corp. (a)	1,371	80,930
Rockwell Medical Technologies, Inc. (a)(b)	2,099	5,583
RTI Biologics, Inc. (a)	2,186	9,312
Seaspine Holdings Corp. (a)	598	7,601
Senseonics Holdings, Inc. (a)(b)	3,971	4,408
Shockwave Medical, Inc. (a)	250	12,230
SI-BONE, Inc.	604	10,860
Sientra, Inc. (a)	897	5,472
Silk Road Medical, Inc.	262	11,342
Soliton, Inc.	90	1,092
Staar Surgical Co. (a)	1,726	50,589
SurModics, Inc. (a)	500	20,850
Tactile Systems Technology, Inc. (a)	726	41,919
Tandem Diabetes Care, Inc. (a)	2,202	139,673
TransEnterix, Inc. (a)(b)	6,882	9,428
Utah Medical Products, Inc.	131	11,920
Vapotherm, Inc.	289	4,650
Varex Imaging Corp. (a)	1,509	47,971
ViewRay, Inc. (a)	2,884	25,841
Wright Medical Group NV (a)	5,003	144,387
Zynex, Inc.	606	5,042
		3,184,596
Health Care Providers & Services - 2.2%
Addus HomeCare Corp. (a)	397	31,994
Amedisys, Inc. (a)	1,238	170,708
American Renal Associates Holdings, Inc. (a)	686	5,282
AMN Healthcare Services, Inc. (a)	1,826	97,472
Apollo Medical Holdings, Inc. (a)	231	3,534
Avalon GloboCare Corp.	816	1,705
BioScrip, Inc. (a)	4,733	13,394
BioTelemetry, Inc. (a)	1,306	61,317
Brookdale Senior Living, Inc. (a)	7,137	55,597
Catasys, Inc. (a)	274	4,773
Community Health Systems, Inc. (a)(b)	3,167	6,492
Corvel Corp. (a)	340	28,968
Cross Country Healthcare, Inc. (a)	1,627	15,440
Diplomat Pharmacy, Inc. (a)	2,125	11,199
Enzo Biochem, Inc. (a)	1,767	6,909
G1 Therapeutics, Inc. (a)	1,411	35,007
Genesis HealthCare, Inc. Class A (a)	3,008	3,519
Hanger, Inc. (a)	1,356	23,391
HealthEquity, Inc. (a)	2,714	222,494
LHC Group, Inc. (a)	1,185	149,997
Magellan Health Services, Inc. (a)	837	58,875
National Healthcare Corp.	485	42,486
National Research Corp. Class A	482	32,496
Neuronetics, Inc. (a)	547	6,515
OptiNose, Inc. (a)	923	4,957
Owens & Minor, Inc.	2,174	5,892
Patterson Companies, Inc.	3,229	63,934
PetIQ, Inc. Class A (a)	786	26,913
Providence Service Corp.	486	27,090
R1 RCM, Inc. (a)	4,134	52,006
RadNet, Inc. (a)	1,768	26,043
Select Medical Holdings Corp. (a)	4,291	71,831
Surgery Partners, Inc. (a)	893	6,814
Tenet Healthcare Corp. (a)	4,075	96,048
The Ensign Group, Inc.	1,972	118,833
The Joint Corp. (a)	502	9,277
Tivity Health, Inc. (a)	1,928	33,644
Triple-S Management Corp.	868	20,815
U.S. Physical Therapy, Inc.	490	63,249
		1,716,910
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	6,461	66,548
Castlight Health, Inc. Class B (a)	3,764	6,060
Computer Programs & Systems, Inc.	470	12,131
Evolent Health, Inc. (a)	3,078	20,992
HealthStream, Inc. (a)	1,078	30,443
HMS Holdings Corp. (a)	3,437	119,951
Inovalon Holdings, Inc. Class A (a)	2,777	41,655
Nextgen Healthcare, Inc. (a)	2,212	36,188
Omnicell, Inc. (a)	1,630	122,592
OptimizeRx Corp. (a)	454	6,851
Simulations Plus, Inc.	454	17,624
Tabula Rasa HealthCare, Inc. (a)	785	47,312
Teladoc Health, Inc. (a)(b)	2,822	192,573
Vocera Communications, Inc. (a)	1,237	31,754
		752,674
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	1,138	21,258
Cambrex Corp. (a)	1,305	57,159
ChromaDex, Inc. (a)	1,515	7,014
Codexis, Inc. (a)	2,122	38,981
Fluidigm Corp. (a)	2,827	33,217
Luminex Corp.	1,712	37,202
Medpace Holdings, Inc. (a)	1,066	83,958
Nanostring Technologies, Inc. (a)	1,333	43,802
NeoGenomics, Inc. (a)	3,462	84,369
Pacific Biosciences of California, Inc. (a)	5,835	31,509
Syneos Health, Inc. (a)	2,446	124,966
		563,435
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)	2,931	7,650
Acer Therapeutics, Inc. (a)	290	867
Aclaris Therapeutics, Inc. (a)	1,337	1,711
Aerie Pharmaceuticals, Inc. (a)	1,869	40,501
Akcea Therapeutics, Inc. (a)	461	9,971
Akorn, Inc. (a)	3,462	12,879
Amneal Pharmaceuticals, Inc. (a)	3,505	12,828
Amphastar Pharmaceuticals, Inc. (a)	1,554	31,313
ANI Pharmaceuticals, Inc. (a)	372	31,467
Arvinas Holding Co. LLC (a)	664	17,716
Assertio Therapeutics, Inc. (a)	2,401	8,235
Athenex, Inc. (a)	2,362	42,516
Axsome Therapeutics, Inc. (a)	1,012	25,806
BeyondSpring, Inc. (a)	400	6,704
Biodelivery Sciences International, Inc. (a)	3,074	11,405
BioXcel Therapeutics, Inc. (a)	229	2,466
Cerecor, Inc. (a)	813	3,276
Checkpoint Therapeutics, Inc. (a)	881	2,317
Chiasma, Inc. (a)	994	5,457
Collegium Pharmaceutical, Inc. (a)	1,206	13,230
Corcept Therapeutics, Inc. (a)	3,853	43,385
CorMedix, Inc. (a)	892	8,643
Cyclerion Therapeutics, Inc. (a)	887	8,240
CymaBay Therapeutics, Inc. (a)	2,592	16,019
Dermira, Inc. (a)	1,754	15,453
Dova Pharmaceuticals, Inc. (a)	307	4,909
Eloxx Pharmaceuticals, Inc. (a)	874	7,132
Endo International PLC (a)	9,258	29,348
Evofem Biosciences, Inc. (a)	543	2,639
Evolus, Inc. (a)	418	7,420
Eyepoint Pharmaceuticals, Inc. (a)	2,312	3,214
Innoviva, Inc. (a)	2,607	30,971
Intersect ENT, Inc. (a)	1,298	25,661
Intra-Cellular Therapies, Inc. (a)	1,673	13,970
Kala Pharmaceuticals, Inc. (a)	825	4,851
Lannett Co., Inc. (a)	1,187	8,392
Mallinckrodt PLC (a)(b)	3,286	22,378
Marinus Pharmaceuticals, Inc. (a)	1,907	2,098
Mersana Therapeutics, Inc. (a)	1,346	4,711
Mustang Bio, Inc. (a)	1,046	3,190
MyoKardia, Inc. (a)	1,741	94,763
NGM Biopharmaceuticals, Inc.	247	3,475
Ocular Therapeutix, Inc. (a)	1,475	6,859
Odonate Therapeutics, Inc. (a)	293	11,940
Omeros Corp. (a)(b)	1,919	29,764
Osmotica Pharmaceuticals PLC	331	1,079
Pacira Biosciences, Inc. (a)	1,571	68,951
Paratek Pharmaceuticals, Inc. (a)(b)	1,247	4,028
Phibro Animal Health Corp. Class A	759	23,628
Prestige Brands Holdings, Inc. (a)	2,038	70,515
Reata Pharmaceuticals, Inc. (a)	805	72,973
resTORbio, Inc. (a)	564	6,136
Revance Therapeutics, Inc. (a)	1,635	20,568
Rhythm Pharmaceuticals, Inc. (a)	859	16,536
SIGA Technologies, Inc. (a)	2,048	11,469
Spero Therapeutics, Inc. (a)	384	3,990
Strongbridge Biopharma PLC (a)	1,329	3,455
Supernus Pharmaceuticals, Inc. (a)	1,913	63,837
Sutro Biopharma, Inc. (a)	409	4,609
TherapeuticsMD, Inc. (a)	7,389	15,886
Theravance Biopharma, Inc. (a)	1,884	39,281
Tricida, Inc. (a)	901	28,436
Turning Point Therapeutics, Inc.	248	9,880
UroGen Pharma Ltd. (a)(b)	703	23,972
Verrica Pharmaceuticals, Inc. (a)	484	5,924
WAVE Life Sciences (a)	845	18,091
Xeris Pharmaceuticals, Inc. (a)	998	11,677
Zogenix, Inc. (a)	1,655	79,721
Zynerba Pharmaceuticals, Inc. (a)	786	8,324
		1,310,706

TOTAL HEALTH CARE		13,165,481

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.3%
AAR Corp.	1,319	55,213
Aerojet Rocketdyne Holdings, Inc. (a)	2,886	123,290
AeroVironment, Inc. (a)	836	45,855
Astronics Corp. (a)	953	35,109
Axon Enterprise, Inc. (a)	2,313	162,419
Cubic Corp.	1,244	82,353
Ducommun, Inc. (a)	413	17,408
Kratos Defense & Security Solutions, Inc. (a)	3,589	88,469
Mercury Systems, Inc. (a)	2,104	171,518
Moog, Inc. Class A	1,276	103,943
National Presto Industries, Inc.	184	16,922
Parsons Corp.	699	25,660
Triumph Group, Inc.	1,938	46,958
Vectrus, Inc. (a)	486	19,654
Wesco Aircraft Holdings, Inc. (a)	2,004	21,102
		1,015,873
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	2,300	53,613
Atlas Air Worldwide Holdings, Inc. (a)	934	42,637
Echo Global Logistics, Inc. (a)	1,047	22,050
Forward Air Corp.	1,145	72,135
Hub Group, Inc. Class A (a)	1,279	58,003
Radiant Logistics, Inc.	1,469	8,065
		256,503
Airlines - 0.5%
Allegiant Travel Co.	518	77,622
Hawaiian Holdings, Inc.	1,863	48,419
Mesa Air Group, Inc.	783	8,018
SkyWest, Inc.	1,965	119,295
Spirit Airlines, Inc. (a)	2,710	114,985
		368,339
Building Products - 1.5%
AAON, Inc.	1,636	83,109
Advanced Drain Systems, Inc. Del	1,427	46,991
American Woodmark Corp. (a)	608	51,589
Apogee Enterprises, Inc.	1,029	41,736
Builders FirstSource, Inc. (a)	4,424	76,004
Caesarstone Sdot-Yam Ltd.	868	12,213
Continental Building Products, Inc. (a)	1,470	36,133
COVIA Corp. (a)	1,573	2,737
CSW Industrials, Inc.	580	40,954
GCP Applied Technologies, Inc. (a)	2,099	46,241
Gibraltar Industries, Inc. (a)	1,245	51,593
GMS, Inc. (a)	1,229	27,665
Griffon Corp.	1,475	24,116
Insteel Industries, Inc.	708	13,813
Jeld-Wen Holding, Inc. (a)	2,646	57,974
Masonite International Corp. (a)	1,004	53,513
NCI Building Systems, Inc. (a)	1,706	9,929
Patrick Industries, Inc. (a)	896	41,100
PGT, Inc. (a)	2,215	35,706
Quanex Building Products Corp.	1,269	23,629
Select Interior Concepts, Inc.	804	9,206
Simpson Manufacturing Co. Ltd.	1,740	107,462
Trex Co., Inc. (a)	2,339	191,213
Universal Forest Products, Inc.	2,351	95,051
		1,179,677
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	2,633	110,823
ACCO Brands Corp.	4,321	42,259
ADS Waste Holdings, Inc. (a)	2,871	92,934
Brady Corp. Class A	1,905	98,546
BrightView Holdings, Inc. (a)	1,260	24,898
Casella Waste Systems, Inc. Class A (a)	1,744	76,038
CECO Environmental Corp. (a)	1,173	10,827
Charah Solutions, Inc. (a)	305	1,586
Cimpress NV (a)	853	82,272
CompX International, Inc. Class A	55	905
Covanta Holding Corp.	4,722	81,313
Deluxe Corp.	1,703	75,988
Ennis, Inc.	949	19,293
Evoqua Water Technologies Corp. (a)	2,921	41,537
Healthcare Services Group, Inc.	2,980	71,252
Heritage-Crystal Clean, Inc. (a)	572	16,045
Herman Miller, Inc.	2,341	106,141
HNI Corp.	1,695	58,037
Interface, Inc.	2,591	35,911
Kimball International, Inc. Class B	1,514	26,253
Knoll, Inc.	2,048	49,664
LSC Communications, Inc.	1,251	1,251
Matthews International Corp. Class A	1,220	41,663
McGrath RentCorp.	942	64,160
Mobile Mini, Inc.	1,751	59,464
MSA Safety, Inc.	1,375	144,856
NL Industries, Inc. (a)	252	1,283
PICO Holdings, Inc. (a)	680	6,861
Pitney Bowes, Inc.	7,798	31,582
Quad/Graphics, Inc.	1,107	12,520
R.R. Donnelley & Sons Co.	2,900	5,858
SP Plus Corp. (a)	848	29,281
Steelcase, Inc. Class A	3,384	57,223
Team, Inc. (a)	1,135	18,796
Tetra Tech, Inc.	2,146	169,963
The Brink's Co.	1,964	177,074
U.S. Ecology, Inc.	864	54,976
UniFirst Corp.	599	117,925
Viad Corp.	777	53,722
VSE Corp.	327	9,797
		2,180,777
Construction & Engineering - 1.1%
Aegion Corp. (a)	1,295	24,411
Ameresco, Inc. Class A (a)	829	11,813
Arcosa, Inc.	1,896	71,100
Argan, Inc.	611	25,143
Comfort Systems U.S.A., Inc.	1,398	58,716
Construction Partners, Inc. Class A (a)	460	7,190
Dycom Industries, Inc. (a)	1,198	66,082
EMCOR Group, Inc.	2,193	185,067
Granite Construction, Inc.	1,885	66,918
Great Lakes Dredge & Dock Corp. (a)	2,326	24,958
Ies Holdings, Inc. (a)	291	5,270
Keane Group, Inc. (a)	1,993	12,536
MasTec, Inc. (a)	2,374	121,834
MYR Group, Inc. (a)	604	21,816
Northwest Pipe Co. (a)	369	8,620
NV5 Holdings, Inc. (a)	416	33,060
Primoris Services Corp.	1,891	39,635
Sterling Construction Co., Inc. (a)	1,017	12,733
Tutor Perini Corp. (a)	1,496	19,538
Williams Scotsman Corp. (a)	1,942	30,917
		847,357
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	267	10,584
American Superconductor Corp. (a)	802	7,130
AZZ, Inc.	1,021	47,558
Encore Wire Corp.	794	43,606
Energous Corp. (a)	1,072	4,384
EnerSys	1,747	118,988
Generac Holdings, Inc. (a)	2,408	174,098
Plug Power, Inc. (a)(b)	8,645	19,105
Powell Industries, Inc.	337	12,466
Preformed Line Products Co.	108	6,239
Sunrun, Inc. (a)	4,424	84,277
Thermon Group Holdings, Inc. (a)	1,228	31,118
TPI Composites, Inc. (a)	1,179	30,147
Vicor Corp. (a)	669	19,776
Vivint Solar, Inc. (a)	1,650	13,613
		623,089
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,419	51,425
Machinery - 3.9%
Actuant Corp. Class A	2,172	49,739
Alamo Group, Inc.	381	37,296
Albany International Corp. Class A	1,145	98,459
Altra Industrial Motion Corp.	2,516	72,285
Astec Industries, Inc.	983	32,134
Barnes Group, Inc.	1,894	98,564
Blue Bird Corp. (a)	575	11,914
Briggs & Stratton Corp.	1,546	14,733
Cactus, Inc. (a)	1,878	55,157
Chart Industries, Inc. (a)	1,416	106,950
CIRCOR International, Inc. (a)	823	31,274
Columbus McKinnon Corp. (NY Shares)	895	34,404
Commercial Vehicle Group, Inc. (a)	1,168	9,484
Douglas Dynamics, Inc.	876	36,004
Eastern Co.	221	5,582
Energy Recovery, Inc. (a)	1,407	15,449
EnPro Industries, Inc.	809	57,471
ESCO Technologies, Inc.	1,013	84,646
Federal Signal Corp.	2,390	74,449
Franklin Electric Co., Inc.	1,844	86,410
Gencor Industries, Inc. (a)	306	3,905
Gorman-Rupp Co.	653	21,693
Graham Corp.	435	9,418
Greenbrier Companies, Inc.	1,260	36,427
Harsco Corp. (a)	3,170	74,368
Hillenbrand, Inc.	2,422	81,597
Hurco Companies, Inc.	219	7,488
Hyster-Yale Materials Handling Class A	380	23,499
John Bean Technologies Corp.	1,229	145,833
Kadant, Inc.	427	39,907
Kennametal, Inc.	3,318	114,736
L.B. Foster Co. Class A (a)	379	9,160
Lindsay Corp.	439	40,046
Luxfer Holdings PLC sponsored	1,148	22,753
Lydall, Inc. (a)	650	15,340
Manitowoc Co., Inc. (a)	1,336	23,981
Meritor, Inc. (a)	3,171	78,419
Milacron Holdings Corp. (a)	2,692	45,333
Miller Industries, Inc.	417	13,019
Mueller Industries, Inc.	2,146	64,788
Mueller Water Products, Inc. Class A	6,044	61,467
Navistar International Corp. New (a)	1,941	60,637
NN, Inc.	1,609	13,210
Omega Flex, Inc.	111	8,443
Park-Ohio Holdings Corp.	334	10,220
ProPetro Holding Corp. (a)	3,162	57,327
Proto Labs, Inc. (a)	1,089	113,365
RBC Bearings, Inc. (a)	950	154,556
Rexnord Corp. (a)	4,219	123,575
Spartan Motors, Inc.	1,281	15,398
SPX Corp. (a)	1,684	58,772
SPX Flow, Inc. (a)	1,624	65,869
Standex International Corp.	488	34,341
Sun Hydraulics Corp.	1,154	54,192
Tennant Co.	700	53,277
Terex Corp.	2,452	74,663
Titan International, Inc.	1,935	7,314
TriMas Corp. (a)	1,744	52,303
Twin Disc, Inc. (a)	393	4,744
Wabash National Corp.	2,149	34,019
Watts Water Technologies, Inc. Class A	1,086	100,813
Welbilt, Inc. (a)	5,133	84,284
		3,126,903
Marine - 0.1%
Costamare, Inc.	1,739	10,486
Eagle Bulk Shipping, Inc. (a)	1,666	7,714
Genco Shipping & Trading Ltd. (a)	586	5,637
Matson, Inc.	1,661	67,952
Safe Bulkers, Inc. (a)	1,782	3,617
Scorpio Bulkers, Inc.	2,130	12,801
		108,207
Professional Services - 1.7%
Acacia Research Corp. (a)	1,664	4,643
Asgn, Inc. (a)	2,020	127,361
Barrett Business Services, Inc.	290	25,375
BG Staffing, Inc.	374	6,216
CBIZ, Inc. (a)	1,981	46,296
CRA International, Inc.	287	12,462
Exponent, Inc.	2,039	140,283
Forrester Research, Inc.	400	18,932
Franklin Covey Co. (a)	373	13,615
FTI Consulting, Inc. (a)	1,481	154,690
GP Strategies Corp. (a)	501	7,956
Heidrick & Struggles International, Inc.	708	21,028
Huron Consulting Group, Inc. (a)	877	53,471
ICF International, Inc.	731	62,274
InnerWorkings, Inc. (a)	1,697	6,211
Insperity, Inc.	1,536	163,354
Kelly Services, Inc. Class A (non-vtg.)	1,339	37,264
Kforce, Inc.	860	29,317
Korn Ferry	2,244	88,144
MISTRAS Group, Inc. (a)	665	10,081
Navigant Consulting, Inc.	1,535	37,393
Resources Connection, Inc.	1,141	20,082
TriNet Group, Inc. (a)	1,764	129,725
TrueBlue, Inc. (a)	1,643	32,482
WageWorks, Inc. (a)	1,601	81,923
Willdan Group, Inc. (a)	375	13,118
		1,343,696
Road & Rail - 0.5%
ArcBest Corp.	1,128	33,761
Avis Budget Group, Inc. (a)	2,300	83,697
Covenant Transport Group, Inc. Class A (a)	499	8,408
Daseke, Inc. (a)	1,698	6,283
Heartland Express, Inc.	1,807	35,851
Hertz Global Holdings, Inc. (a)	3,951	61,320
Marten Transport Ltd.	1,645	33,015
P.A.M. Transportation Services, Inc. (a)	73	4,264
Roadrunner Transportation Systems, Inc. (a)	133	1,289
Saia, Inc. (a)	1,019	77,750
U.S. Xpress Enterprises, Inc. (a)	790	4,021
Universal Logistics Holdings, Inc.	328	6,458
Werner Enterprises, Inc.	1,854	61,460
YRC Worldwide, Inc. (a)	1,153	3,759
		421,336
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	2,209	45,925
Applied Industrial Technologies, Inc.	1,525	92,781
Beacon Roofing Supply, Inc. (a)	2,697	97,712
BlueLinx Corp. (a)	320	6,787
BMC Stock Holdings, Inc. (a)	2,593	54,842
CAI International, Inc. (a)	636	14,501
DXP Enterprises, Inc. (a)	707	24,003
EVI Industries, Inc.	171	6,006
GATX Corp.	1,432	110,064
General Finance Corp. (a)	377	3,046
H&E Equipment Services, Inc.	1,362	41,691
Herc Holdings, Inc. (a)	960	43,334
Kaman Corp.	1,057	67,014
Lawson Products, Inc. (a)	160	6,699
MRC Global, Inc. (a)	3,181	49,751
Now, Inc. (a)	4,255	52,124
Rush Enterprises, Inc.:
Class A	1,100	41,426
Class B	145	5,713
SiteOne Landscape Supply, Inc. (a)	1,621	119,743
Systemax, Inc.	466	10,112
Textainer Group Holdings Ltd. (a)	1,046	10,178
Titan Machinery, Inc. (a)	719	14,912
Transcat, Inc. (a)	259	6,169
Triton International Ltd.	2,190	72,445
Veritiv Corp. (a)	484	8,431
Willis Lease Finance Corp. (a)	122	7,595
		1,013,004

TOTAL INDUSTRIALS		12,536,186

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	1,484	99,680
ADTRAN, Inc.	1,798	19,976
Aerohive Networks, Inc. (a)	1,641	7,286
Applied Optoelectronics, Inc. (a)(b)	676	6,767
CalAmp Corp. (a)	1,219	13,604
Calix Networks, Inc. (a)	1,720	10,802
Clearfield, Inc. (a)	539	7,142
Comtech Telecommunications Corp.	890	26,486
Dasan Zhone Solutions, Inc. (a)	213	2,145
Digi International, Inc. (a)	1,042	13,681
Extreme Networks, Inc. (a)	4,744	38,616
Finisar Corp. (a)	4,650	109,415
Harmonic, Inc. (a)	3,572	26,683
Infinera Corp. (a)	7,237	27,935
InterDigital, Inc.	1,263	81,375
KVH Industries, Inc. (a)	573	5,787
Lumentum Holdings, Inc. (a)	3,020	171,023
Maxar Technologies, Inc.	2,244	16,516
NETGEAR, Inc. (a)	1,245	42,143
NetScout Systems, Inc. (a)	2,978	77,547
Plantronics, Inc.	1,330	51,072
Sonus Networks, Inc. (a)	2,208	10,863
Tessco Technologies, Inc.	242	3,562
Viavi Solutions, Inc. (a)	9,103	133,541
		1,003,647
Electronic Equipment & Components - 2.4%
Akoustis Technologies, Inc. (a)	950	5,529
Anixter International, Inc. (a)	1,186	76,331
Arlo Technologies, Inc.	2,737	11,769
AVX Corp.	1,772	26,988
Badger Meter, Inc.	1,107	59,213
Bel Fuse, Inc. Class B (non-vtg.)	471	7,767
Belden, Inc.	1,513	68,781
Benchmark Electronics, Inc.	1,624	43,945
Cardtronics PLC (a)	1,481	42,179
Casa Systems, Inc. (a)	1,182	7,789
Coda Octopus Group, Inc. (a)	185	2,190
Control4 Corp. (a)	1,010	24,149
CTS Corp.	1,352	42,615
Daktronics, Inc.	1,401	8,882
ePlus, Inc. (a)	522	39,620
Fabrinet (a)	1,417	76,065
FARO Technologies, Inc. (a)	706	37,693
Fitbit, Inc. (a)(b)	8,772	36,842
II-VI, Inc. (a)	2,493	98,972
Insight Enterprises, Inc. (a)	1,410	77,578
Iteris, Inc. (a)	1,071	5,794
Itron, Inc. (a)	1,368	84,816
KEMET Corp.	2,233	44,928
Kimball Electronics, Inc. (a)	920	14,628
Knowles Corp. (a)	3,193	64,978
Methode Electronics, Inc. Class A	1,450	43,428
MTS Systems Corp.	701	40,392
Napco Security Technolgies, Inc. (a)	442	12,796
Novanta, Inc. (a)	1,340	112,681
OSI Systems, Inc. (a)	664	74,740
Par Technology Corp. (a)(b)	441	11,462
Park Aerospace Corp.	820	14,916
PC Connection, Inc.	422	13,804
PC Mall, Inc. (a)	358	12,469
Plexus Corp. (a)	1,148	68,547
Rogers Corp. (a)	732	116,139
Sanmina Corp. (a)	2,699	85,693
ScanSource, Inc. (a)	1,077	36,564
Tech Data Corp. (a)	1,458	147,754
TTM Technologies, Inc. (a)	3,917	40,972
Vishay Intertechnology, Inc.	5,194	88,298
Vishay Precision Group, Inc. (a)	392	15,970
Wrap Technologies, Inc. (a)	345	1,663
		1,948,329
IT Services - 2.2%
3PEA International, Inc. (a)	1,131	15,958
Brightcove, Inc. (a)	1,573	19,631
Carbonite, Inc. (a)	1,377	24,690
Cass Information Systems, Inc.	590	30,037
Conduent, Inc. (a)	6,708	61,043
CSG Systems International, Inc.	1,277	65,433
Endurance International Group Holdings, Inc. (a)	2,888	13,689
EVERTEC, Inc.	2,420	77,488
EVO Payments, Inc. Class A (a)	1,241	38,620
Exela Technologies, Inc. (a)	1,593	4,221
ExlService Holdings, Inc. (a)	1,331	91,559
GTT Communications, Inc. (a)	1,252	15,149
Hackett Group, Inc.	945	15,517
i3 Verticals, Inc. Class A (a)	356	10,171
Information Services Group, Inc. (a)	1,136	3,090
KBR, Inc.	5,572	146,989
Limelight Networks, Inc. (a)	5,047	13,677
Liveramp Holdings, Inc. (a)	2,703	142,421
ManTech International Corp. Class A	1,038	71,394
Maximus, Inc.	2,488	182,893
NIC, Inc.	2,550	46,257
Perficient, Inc. (a)	1,283	43,840
Perspecta, Inc.	5,566	129,855
Presidio, Inc.	1,984	27,776
PRG-Schultz International, Inc. (a)	705	3,955
Science Applications International Corp.	2,323	198,315
StarTek, Inc. (a)	621	4,167
Sykes Enterprises, Inc. (a)	1,516	42,888
Ttec Holdings, Inc.	571	26,791
Tucows, Inc. (a)	356	17,419
U.S.A. Technologies, Inc. (a)	2,216	14,581
Unisys Corp. (a)(b)	1,913	23,702
Verra Mobility Corp. (a)	3,808	52,741
Virtusa Corp. (a)	1,128	50,399
		1,726,356
Semiconductors & Semiconductor Equipment - 2.5%
Adesto Technologies Corp. (a)	1,014	8,639
Advanced Energy Industries, Inc. (a)	1,515	88,476
Alpha & Omega Semiconductor Ltd. (a)	790	8,019
Ambarella, Inc. (a)	1,233	61,588
Amkor Technology, Inc. (a)	3,723	34,363
Aquantia Corp. (a)	1,061	13,931
Axcelis Technologies, Inc. (a)	1,230	19,742
AXT, Inc. (a)	1,994	8,514
Brooks Automation, Inc.	2,825	109,610
Cabot Microelectronics Corp.	1,149	139,776
Ceva, Inc. (a)	923	25,641
Cirrus Logic, Inc. (a)	2,335	114,532
Cohu, Inc.	1,505	22,816
Diodes, Inc. (a)	1,608	68,501
DSP Group, Inc. (a)	818	13,186
Enphase Energy, Inc. (a)	3,659	103,001
FormFactor, Inc. (a)	2,922	49,031
GSI Technology, Inc. (a)	574	4,718
Ichor Holdings Ltd. (a)	853	21,504
Impinj, Inc. (a)	559	20,236
Inphi Corp. (a)	1,785	107,475
Lattice Semiconductor Corp. (a)	4,958	95,888
MACOM Technology Solutions Holdings, Inc. (a)	1,877	36,827
MaxLinear, Inc. Class A (a)	2,549	56,027
Nanometrics, Inc. (a)	928	29,121
NeoPhotonics Corp. (a)	1,439	6,605
NVE Corp.	178	11,965
PDF Solutions, Inc. (a)	1,061	14,164
Photronics, Inc. (a)	2,442	23,516
Power Integrations, Inc.	1,122	102,181
Rambus, Inc. (a)	4,403	54,861
Rudolph Technologies, Inc. (a)	1,219	32,815
Semtech Corp. (a)	2,612	138,096
Silicon Laboratories, Inc. (a)	1,687	189,298
SMART Global Holdings, Inc. (a)	505	15,372
SunPower Corp. (a)	2,602	30,417
Synaptics, Inc. (a)	1,370	44,087
Ultra Clean Holdings, Inc. (a)	1,489	21,725
Veeco Instruments, Inc. (a)	2,081	24,785
Xperi Corp.	1,927	41,141
		2,012,190
Software - 4.8%
8x8, Inc. (a)(b)	3,717	89,840
A10 Networks, Inc. (a)	2,080	15,766
ACI Worldwide, Inc. (a)	4,287	143,872
Agilysys, Inc. (a)	676	16,582
Alarm.com Holdings, Inc. (a)	1,463	73,018
Altair Engineering, Inc. Class A (a)	1,506	62,665
American Software, Inc. Class A	1,074	14,306
AppFolio, Inc. (a)	598	57,737
Appian Corp. Class A (a)	1,236	48,562
Avaya Holdings Corp. (a)	4,291	51,664
Benefitfocus, Inc. (a)	1,211	30,263
Blackbaud, Inc.	1,927	175,357
BlackLine, Inc. (a)	1,703	75,954
Bottomline Technologies, Inc. (a)	1,662	69,954
Box, Inc. Class A (a)	5,679	93,931
Carbon Black, Inc. (a)	2,198	40,905
Cardlytics, Inc. (a)	514	14,598
ChannelAdvisor Corp. (a)	995	9,084
Cision Ltd. (a)	3,618	37,591
Cloudera, Inc. (a)(b)	9,355	55,943
CommVault Systems, Inc. (a)	1,321	60,026
Cornerstone OnDemand, Inc. (a)	2,254	133,437
Digimarc Corp. (a)	433	19,563
Digital Turbine, Inc. (a)	2,954	16,040
Domo, Inc. Class B (a)	655	18,170
Ebix, Inc.	915	42,117
eGain Communications Corp. (a)	764	5,913
Envestnet, Inc. (a)	1,882	134,394
Everbridge, Inc. (a)	1,293	132,274
Five9, Inc. (a)	2,333	115,180
Forescout Technologies, Inc. (a)	1,612	60,224
Ideanomics, Inc. (a)(b)	1,934	3,675
Inseego Corp. (a)	1,750	9,100
Instructure, Inc. (a)	1,330	52,788
Intelligent Systems Corp. (a)	262	12,862
j2 Global, Inc.	1,824	162,500
LivePerson, Inc. (a)	2,412	80,054
Majesco (a)	257	2,421
MicroStrategy, Inc. Class A (a)	328	44,847
Mitek Systems, Inc. (a)	1,379	13,845
MobileIron, Inc. (a)	3,963	27,345
Model N, Inc. (a)	1,334	29,161
Monotype Imaging Holdings, Inc.	1,642	32,791
Onespan, Inc. (a)	1,228	17,953
Progress Software Corp.	1,734	75,065
PROS Holdings, Inc. (a)	1,300	94,068
Q2 Holdings, Inc. (a)	1,601	127,872
QAD, Inc. Class A	413	17,817
Qualys, Inc. (a)	1,348	116,683
Rapid7, Inc. (a)	1,906	115,599
Rimini Street, Inc. (a)	742	3,658
SailPoint Technologies Holding, Inc. (a)	3,382	71,495
SecureWorks Corp. (a)	302	3,606
SharpSpring, Inc. (a)	330	3,142
ShotSpotter, Inc. (a)(b)	304	11,427
SPS Commerce, Inc. (a)	719	80,406
SurveyMonkey	3,372	57,223
Synchronoss Technologies, Inc. (a)	1,443	11,674
Telaria, Inc. (a)	1,667	13,503
TeleNav, Inc. (a)	1,203	11,344
Tenable Holdings, Inc.	1,462	36,638
TiVo Corp.	4,827	36,589
Upland Software, Inc. (a)	900	39,591
Upwork, Inc.	2,156	35,445
Varonis Systems, Inc. (a)	1,154	82,984
Verint Systems, Inc. (a)	2,569	148,668
VirnetX Holding Corp. (a)	2,303	16,835
Workiva, Inc. (a)	1,405	80,773
Yext, Inc. (a)	3,710	77,205
Zix Corp. (a)	2,022	18,420
Zuora, Inc. (a)(b)	3,301	49,548
		3,841,550
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	4,451	40,148
Astro-Med, Inc.	259	6,263
Avid Technology, Inc. (a)	1,070	10,968
Cray, Inc. (a)	1,581	54,766
Diebold Nixdorf, Inc. (a)	3,082	42,871
Immersion Corp. (a)	1,146	9,214
Sonim Technologies, Inc.	133	1,472
Stratasys Ltd. (a)	1,996	55,668
		221,370

TOTAL INFORMATION TECHNOLOGY		10,753,442

MATERIALS - 3.8%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	675	292
Advanced Emissions Solutions, Inc.	643	8,185
AdvanSix, Inc. (a)	1,225	31,409
American Vanguard Corp.	1,060	15,137
Amyris, Inc. (a)	1,483	4,582
Balchem Corp.	1,270	130,353
Chase Corp.	289	29,935
Ferro Corp. (a)	3,276	48,255
Flotek Industries, Inc. (a)	1,922	5,901
FutureFuel Corp.	976	11,370
H.B. Fuller Co.	2,018	96,481
Hawkins, Inc.	370	16,158
Ingevity Corp. (a)	1,654	162,985
Innophos Holdings, Inc.	735	19,970
Innospec, Inc.	963	89,925
Intrepid Potash, Inc. (a)	3,971	14,852
Koppers Holdings, Inc. (a)	717	19,574
Kraton Performance Polymers, Inc. (a)	1,252	38,399
Kronos Worldwide, Inc.	877	11,761
LSB Industries, Inc. (a)	738	3,683
Marrone Bio Innovations, Inc. (a)	1,880	2,500
Minerals Technologies, Inc.	1,409	75,029
OMNOVA Solutions, Inc. (a)	1,641	16,328
Orion Engineered Carbons SA	2,331	45,408
PolyOne Corp.	3,078	100,866
PQ Group Holdings, Inc. (a)	1,567	24,430
Quaker Chemical Corp.	525	98,380
Rayonier Advanced Materials, Inc.	1,823	8,477
Sensient Technologies Corp.	1,673	114,048
Stepan Co.	813	80,609
Trecora Resources (a)	806	7,649
Tredegar Corp.	1,002	16,703
Trinseo SA	1,604	62,251
Tronox Holdings PLC	3,735	41,309
Valhi, Inc.	1,258	2,705
		1,455,899
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	420	1,701
Forterra, Inc. (a)	646	4,199
Foundation Building Materials, Inc. (a)	573	9,861
Summit Materials, Inc. (a)	4,495	82,888
U.S. Concrete, Inc. (a)	635	29,902
United States Lime & Minerals, Inc.	68	5,500
		134,051
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	948	33,142
Class B	288	12,384
Myers Industries, Inc.	1,342	21,700
UFP Technologies, Inc. (a)	256	11,151
		78,377
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	11,957	33,719
Allegheny Technologies, Inc. (a)	5,040	109,721
Atkore International Group, Inc. (a)	1,802	49,177
Carpenter Technology Corp.	1,833	82,503
Century Aluminum Co. (a)	1,959	14,085
Cleveland-Cliffs, Inc. (b)	11,143	118,784
Coeur d'Alene Mines Corp. (a)	8,019	36,887
Commercial Metals Co.	4,586	80,301
Compass Minerals International, Inc.	1,332	74,392
Gold Resource Corp.	2,141	7,686
Haynes International, Inc.	466	13,868
Hecla Mining Co.	19,045	35,233
Kaiser Aluminum Corp.	649	62,479
Livent Corp.	6,079	39,149
Materion Corp.	787	48,896
Mayville Engineering Co., Inc.	233	3,069
Novagold Resources, Inc. (a)	9,062	56,028
Olympic Steel, Inc.	315	3,963
Pan American Silver Corp. rights 12/31/99 (a)(c)	9,931	0
Ryerson Holding Corp. (a)	660	5,386
Schnitzer Steel Industries, Inc. Class A	970	25,831
SunCoke Energy, Inc.	3,495	26,527
Synalloy Corp.	344	5,841
TimkenSteel Corp. (a)	2,142	14,973
Warrior Metropolitan Coal, Inc.	2,005	49,604
Worthington Industries, Inc.	1,526	61,376
		1,059,478
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,542	41,634
Clearwater Paper Corp. (a)	613	12,033
Louisiana-Pacific Corp.	4,901	128,112
Neenah, Inc.	689	45,274
P.H. Glatfelter Co.	1,774	28,952
Schweitzer-Mauduit International, Inc.	1,297	44,656
Verso Corp. (a)	1,315	21,277
		321,938

TOTAL MATERIALS		3,049,743

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	3,190	89,543
Agree Realty Corp. (b)	1,509	100,877
Alexander & Baldwin, Inc.	2,681	63,030
Alexanders, Inc.	81	30,335
American Assets Trust, Inc.	1,825	84,680
American Finance Trust, Inc.	4,186	49,018
Armada Hoffler Properties, Inc.	2,152	36,433
Ashford Hospitality Trust, Inc.	3,394	9,198
Bluerock Residential Growth (REIT), Inc.	856	10,092
Braemar Hotels & Resorts, Inc.	1,147	10,461
BRT Realty Trust	351	4,900
CareTrust (REIT), Inc.	3,834	89,064
CatchMark Timber Trust, Inc.	2,355	23,927
CBL & Associates Properties, Inc.	6,528	6,854
Cedar Realty Trust, Inc.	3,063	8,515
Chatham Lodging Trust	1,761	31,451
Chesapeake Lodging Trust	2,364	64,939
CIM Commercial Trust Corp.	166	3,383
City Office REIT, Inc.	1,474	18,248
Clipper Realty, Inc.	528	6,098
Community Healthcare Trust, Inc.	702	28,845
CorEnergy Infrastructure Trust, Inc.	555	22,461
CorePoint Lodging, Inc.	1,562	18,322
Corrections Corp. of America	4,761	80,794
DiamondRock Hospitality Co.	8,161	82,181
Easterly Government Properties, Inc.	2,677	50,515
EastGroup Properties, Inc.	1,440	173,491
Essential Properties Realty Trust, Inc.	3,026	63,909
Farmland Partners, Inc.	1,177	7,239
First Industrial Realty Trust, Inc.	4,897	187,016
Four Corners Property Trust, Inc.	2,678	72,145
Franklin Street Properties Corp.	3,984	32,111
Front Yard Residential Corp. Class B	2,079	24,969
Getty Realty Corp.	1,280	38,374
Gladstone Commercial Corp.	1,148	24,406
Gladstone Land Corp.	633	7,273
Global Medical REIT, Inc.	1,205	12,448
Global Net Lease, Inc.	3,296	64,338
Government Properties Income Trust	1,897	53,438
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,409	66,127
Healthcare Realty Trust, Inc.	5,025	160,700
Hersha Hospitality Trust	1,326	20,712
Independence Realty Trust, Inc.	3,738	46,164
Industrial Logistics Properties Trust	2,551	54,540
Investors Real Estate Trust	526	33,533
iStar Financial, Inc.	2,484	32,789
Jernigan Capital, Inc.	798	15,832
Kite Realty Group Trust	3,458	55,017
Lexington Corporate Properties Trust	8,893	87,774
LTC Properties, Inc.	1,546	71,255
Mack-Cali Realty Corp.	3,630	86,321
Monmouth Real Estate Investment Corp. Class A	3,631	50,071
National Health Investors, Inc.	1,655	131,374
National Storage Affiliates Trust	2,312	70,030
New Senior Investment Group, Inc.	3,769	26,873
NexPoint Residential Trust, Inc.	787	33,967
NorthStar Realty Europe Corp.	1,692	28,764
One Liberty Properties, Inc.	597	17,110
Pebblebrook Hotel Trust	5,160	144,428
Pennsylvania Real Estate Investment Trust (SBI) (b)	2,647	15,829
Physicians Realty Trust	7,384	127,079
Piedmont Office Realty Trust, Inc. Class A	5,033	104,737
Potlatch Corp.	2,675	98,494
Preferred Apartment Communities, Inc. Class A	1,908	27,647
PS Business Parks, Inc.	794	138,950
QTS Realty Trust, Inc. Class A	2,178	100,798
Ramco-Gershenson Properties Trust (SBI)	2,973	36,419
Retail Opportunity Investments Corp.	4,403	79,870
Rexford Industrial Realty, Inc.	4,052	167,753
RLJ Lodging Trust	6,813	117,729
Ryman Hospitality Properties, Inc.	1,806	135,450
Sabra Health Care REIT, Inc. (b)	7,095	146,441
Safety Income and Growth, Inc.	347	11,406
Saul Centers, Inc.	453	24,820
Senior Housing Properties Trust (SBI)	9,275	76,055
Seritage Growth Properties	1,325	55,345
Spirit MTA REIT	1,890	15,895
Stag Industrial, Inc.	4,902	145,687
Summit Hotel Properties, Inc.	4,283	47,584
Sunstone Hotel Investors, Inc.	9,063	119,722
Tanger Factory Outlet Centers, Inc. (b)	3,614	57,390
Target Hospitality Corp. (a)	1,232	10,472
Terreno Realty Corp.	2,483	121,319
The GEO Group, Inc.	4,788	85,274
UMH Properties, Inc.	1,326	17,437
Uniti Group, Inc.	7,491	63,074
Universal Health Realty Income Trust (SBI)	526	48,476
Urban Edge Properties	4,529	75,770
Urstadt Biddle Properties, Inc. Class A	1,133	24,461
Washington Prime Group, Inc.	7,037	25,544
Washington REIT (SBI)	3,133	84,434
Whitestone REIT Class B	1,455	18,551
Xenia Hotels & Resorts, Inc.	4,561	97,742
		5,542,356
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	222	4,662
American Realty Investments, Inc. (a)	63	990
Boston Omaha Corp. (a)	379	8,016
Colony NorthStar Credit Real Estate, Inc.	3,145	50,949
Consolidated-Tomoka Land Co.	187	11,729
Cushman & Wakefield PLC	4,078	80,908
eXp World Holdings, Inc. (a)	608	6,427
Forestar Group, Inc. (a)	411	8,491
FRP Holdings, Inc. (a)	266	13,188
Griffin Industrial Realty, Inc.	27	1,049
Kennedy-Wilson Holdings, Inc.	4,812	103,554
Legacy Housing Corp.	161	2,027
Marcus & Millichap, Inc. (a)	977	32,436
Maui Land & Pineapple, Inc. (a)	237	2,685
Newmark Group, Inc.	5,704	56,241
RE/MAX Holdings, Inc.	681	19,803
Realogy Holdings Corp. (b)	4,773	24,867
Redfin Corp. (a)(b)	3,564	64,295
Retail Value, Inc.	572	21,530
Stratus Properties, Inc. (a)	234	6,603
Tejon Ranch Co. (a)	783	14,509
The St. Joe Co. (a)	1,427	27,455
Transcontinental Realty Investors, Inc. (a)	54	1,368
Twin River Worldwide Holdings, Inc. (b)	761	20,083
		583,865

TOTAL REAL ESTATE		6,126,221

UTILITIES - 3.9%
Electric Utilities - 1.1%
Allete, Inc.	2,055	178,682
El Paso Electric Co.	1,588	105,221
Genie Energy Ltd. Class B	563	6,204
MGE Energy, Inc.	1,383	102,549
Otter Tail Corp.	1,550	82,739
PNM Resources, Inc.	3,145	156,212
Portland General Electric Co.	3,551	194,772
Spark Energy, Inc. Class A,	491	5,372
		831,751
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	624	58,319
New Jersey Resources Corp.	3,516	175,343
Northwest Natural Holding Co.	1,131	80,776
ONE Gas, Inc.	2,061	187,922
RGC Resources, Inc.	293	8,433
South Jersey Industries, Inc.	3,644	124,078
Southwest Gas Holdings, Inc.	2,110	187,600
Spire, Inc.	1,956	161,194
		983,665
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	4,159	9,940
Bloom Energy Corp. Class A	2,314	24,181
NRG Yield, Inc.:
Class A	1,039	17,840
Class C	3,247	58,511
Ormat Technologies, Inc.	1,567	102,717
Pattern Energy Group, Inc.	3,440	78,879
Terraform Power, Inc.	2,948	45,429
		337,497
Multi-Utilities - 0.6%
Avista Corp.	2,549	117,330
Black Hills Corp.	2,364	187,111
NorthWestern Energy Corp.	1,984	138,721
Unitil Corp.	575	33,678
		476,840
Water Utilities - 0.6%
American States Water Co.	1,461	113,184
AquaVenture Holdings Ltd. (a)	455	7,840
Artesian Resources Corp. Class A	301	10,830
Cadiz, Inc. (a)(b)	460	4,977
California Water Service Group	1,886	100,694
Connecticut Water Service, Inc.	478	33,412
Consolidated Water Co., Inc.	580	8,137
Global Water Resources, Inc.	459	5,811
Middlesex Water Co.	632	39,582
Pure Cycle Corp. (a)	680	7,392
Select Energy Services, Inc. Class A (a)	2,227	22,649
SJW Corp.	1,028	66,707
York Water Co.	539	19,388
		440,603

TOTAL UTILITIES		3,070,356

TOTAL COMMON STOCKS
(Cost $78,174,898)		78,691,841

Money Market Funds - 4.2%
Fidelity Cash Central Fund 2.43% (d)	1,114,272	1,114,495
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	2,196,829	2,197,049
TOTAL MONEY MARKET FUNDS
(Cost $3,311,544)		3,311,544
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $81,486,442)		82,003,385
NET OTHER ASSETS (LIABILITIES) - (3.3)%(f)		(2,597,707)
NET ASSETS - 100%		$79,405,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	Sept. 2019	$709,515	$9,523	$9,523

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $13,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,894
Fidelity Securities Lending Cash Central Fund	10,332
Total	$14,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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